As filed with the Securities and Exchange Commission on February 24, 2003
                                                              File No. 333-78489
                                                              File No. 811-09337

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM S-6

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]

                        Pre-Effective Amendment No.                     [ ]

                       Post-Effective Amendment No. 4                   [ ]

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]

                              Amendment No. 3                           [ ]

               Columbus Life Insurance Company Separate Account 1
                              (Exact Name of Trust)

                         Columbus Life Insurance Company
                               (Name of Depositor)

                             400 EAST FOURTH STREET
                             CINCINNATI, OHIO 45202
          (Complete Address of Depositor's Principal Executive Offices)

                  Please send copies of all communications to:

               DONALD J. WUEBBLING, ESQ.                 ELISABETH DAHL, ESQ.
            Columbus Life Insurance Company                     M.S. 32
                400 East Fourth Street                       400 Broadway
                Cincinnati, Ohio 45202                  Cincinnati, Ohio 45202
        (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on May 1, 2003 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[X] on May 1, 2003 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      An Indefinite Amount Of Interests In

            Columbus Life Insurance Company Separate Account 1 Under
    Columbus Life Flexible Premium Variable Universal Life Insurance Policies
                     (Title of Securities Being Registered)

                      COLUMBUS LIFE VARIABLE UNIVERSAL LIFE



COLUMBUS LIFE INSURANCE COMPANY                                      PROSPECTUS
SEPARATE ACCOUNT 1                                                   MAY 1, 2003



This prospectus describes the Columbus Life Variable Universal Life flexible premium insurance policies and the investment options available to policy owners. It contains information you should know before purchasing a policy and selecting investment options. Please read this prospectus carefully and keep it for future reference.

Columbus Life Insurance Company issues the policies.

The policies may not be available in all states. In addition, policy provisions may vary slightly from state to state according to state law. Please read your policy carefully when you receive it. This prospectus is not part of the insurance policy. The insurance policy will be our contract with you.

Description of benefits in this prospectus depend on the policy being in force. It is your responsibility to pay enough premium to keep the policy in force.






Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the policies or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

This policy is not a deposit or obligation of any bank. No bank has guaranteed or endorsed the policy. The policy is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, the National Credit Union Share Insurance Fund or any other government agency.

Investments in variable life insurance policies involve investment risk, including possible loss of principal and earnings.

THE POLICY IS A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY. THE AMOUNT OR DURATION OF THE DEATH BENEFIT MAY BE VARIABLE OR FIXED UNDER SPECIFIED CONDITIONS AND MAY INCREASE OR DECREASE. THE CASH VALUE OF THE POLICY MAY INCREASE OR DECREASE IN ACCORDANCE WITH THE EXPERIENCE OF THE SEPARATE ACCOUNT. YOU COULD LOSE YOUR ENTIRE INVESTMENT, DEPENDING ON THE PERFORMANCE OF THE INVESTMENT OPTIONS. IF THIS OCCURS AND A NO-LAPSE GUARANTEE IS NOT IN EFFECT, THERE COULD BE NO DEATH BENEFIT ABSENT ADDITIONAL PAYMENTS MADE TO KEEP THE POLICY IN FORCE. (MA)




THE PURPOSE OF THIS VARIABLE LIFE INSURANCE POLICY IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY NAMED THEREIN.

NO CLAIM IS MADE THAT THIS VARIABLE LIFE INSURANCE POLICY IS IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND. (GA)

                                TABLE OF CONTENTS


RISK/BENEFIT SUMMARY...........................................................5
   Policy Benefits.............................................................5
   Policy Risks................................................................6
   Fund Company Risks..........................................................6
   Fee Tables..................................................................7

GENERAL DESCRIPTION OF DEPOSITOR, REGISTRANT, AND INVESTMENT OPTIONS..........11
   Columbus Life Insurance Company............................................11
   Columbus Life Insurance Company Separate Account 1.........................11
   Sub-Account Investment Options.............................................12
   Voting Rights..............................................................14
   Fixed Account..............................................................14

POLICY CHARGES................................................................15
   Premium Expense Charge.....................................................15
   State Tax Charge...........................................................15
   Cost of Insurance Charge...................................................16
   Per Policy Charge..........................................................16
   Rider Charges..............................................................16
   Mortality and Expense Risk Charge..........................................17
   Surrender Charge...........................................................17
   Transfer Fee...............................................................18
   Withdrawal Fee.............................................................18

GENERAL DESCRIPTION OF THE POLICIES...........................................19
   Who Can Purchase a Policy..................................................19
   Allocation of Net Premiums and Transfers Among Investment Options..........19
   Market Timing..............................................................20
   Dollar Cost Averaging Program..............................................21
   Automatic Rebalancing Program..............................................21
   Rider Benefits.............................................................22
   Conversion.................................................................24
   Policy Changes.............................................................24
   Assignment of Policy.......................................................25
   Contestability.............................................................25

PREMIUMS......................................................................26
   Premium Payments...........................................................26
   Planned Premium............................................................26
   Net Premium................................................................27
   Term No-Lapse Guarantee Premium............................................27
   Lifetime No-Lapse Guarantee Premium........................................28

DEATH BENEFIT.................................................................29
   Death Benefit..............................................................29
   Table Of Death Benefit Factors And Example Of Death Benefit Calculation....30
   Suicide Exclusion..........................................................31
   Effective Date of Coverage and Temporary Insurance.........................31
   Changes to Coverage........................................................32
   Extended Coverage Period...................................................32
   Payment Options............................................................33

POLICY VALUES AND VALUATION...................................................34
   Account Value..............................................................34
   Net Cash Surrender Value...................................................34
   Valuation of the Sub-Accounts..............................................34

SURRENDER AND PARTIAL WITHDRAWALS.............................................36
   Surrender..................................................................36
   Partial Withdrawals........................................................36
   Canceling the Policy Without Penalty.......................................36
   Delay in Payment...........................................................37

LOANS.........................................................................38

LAPSE AND REINSTATEMENT.......................................................39

TAXES.........................................................................40
   Tax Status of Policy.......................................................40
   Modified Endowment Contract................................................40
   Tax Consequences of Withdrawals and Loans..................................41
   Accelerated Death Benefits.................................................41
   Extended Coverage..........................................................42
   Tax Consequences on Insured's Death........................................42
   Death of Owner Who is Not the Insured......................................42
   Transfers..................................................................42
   Federal Estate and Gift Tax................................................42
   Corporate and Qualified Retirement Plan Ownership..........................43
   Withholding................................................................43

LEGAL PROCEEDINGS.............................................................44

FINANCIAL STATEMENTS..........................................................44

TERMINOLOGY INDEX.............................................................45

STATEMENT OF ADDITIONAL INFORMATION...........................................48

PERSONALIZED ILLUSTRATION.....................................................48

CONTACT US....................................................................48

RISK/BENEFIT SUMMARY

POLICY BENEFITS

The policy provides life insurance coverage on the life of one insured person until the insured's age 100, so long as you do not surrender the policy or allow it to lapse. The death benefit is payable on the death of the insured. You have a choice of two death benefit options. The face amount option is less costly and allows you to focus on building a higher cash value. The face amount plus account value option allows you to focus on building a higher death benefit, but because it is more costly, your cash value will be less than under the face amount option. With either option, the death benefit will not be less than the "corridor" death benefit amount required by federal tax law. See the Death Benefit section of this prospectus.

Because this is a variable policy, you will invest the cash value of the policy in the available underlying funds. A fixed account option, guaranteed by Columbus Life, is also available. See the Sub-Account Investment Options and Fixed Account sections of this prospectus. You will have access to the cash value of the policy through withdrawals and loans, subject to certain restrictions. See the Surrender, Partial Withdrawals, and Loans sections of this prospectus.

The base policy includes a no-lapse guarantee which assures that your policy will not lapse during the first ten policy years (or until the insured's age 75) so long as you pay a minimum amount of premium that we specify. Policy years are years measured from the date we issue the policy. See the Term No-Lapse Guarantee Premium section of this prospectus. If the conditions of term no-lapse guarantee are satisfied, the policy provides a no-lapse guarantee to the insured's age 100 so long as you pay a minimum amount of premium. See the Lifetime No-Lapse Guarantee Premium section of this prospectus. In addition, if your policy is in force on the policy anniversary when the insured is age 100, your policy will continue with a death benefit equal to death benefit option 2 until you surrender it or until the death of the insured. A policy anniversary is a yearly anniversary of the date we issue the policy. See the Extended Coverage section of this prospectus.

Additional benefits may be available by rider. See the Riders section of this prospectus.

You have a right to examine the policy when you receive it. If you are not satisfied, you may return the policy to us or to one of our agents within 10 days, without incurring any charges. In most states, however, you will bear the risk of investment gain or loss during this period. See the Canceling the Policy Without Penalty section of this prospectus.

POLICY RISKS

There are risks of investing in a variable universal life policy. You bear the risk that the investment options you select will not perform well. In other words, you bear the entire risk of loss of principal and earnings on amounts invested in the sub-accounts. And, if your policy does not perform well you may have to make higher than planned premium payments to cover the monthly policy charges. If you do not pay enough premium, you bear the risk that your policy will lapse. See the Lapse and Reinstatement section of this prospectus.

Variable universal life is not suitable as a short-term savings vehicle. Successful investment in the sub-accounts may depend on long-term investing. See the Investment Options section of this prospectus. In addition, a surrender charge applies if the policy terminates, if you request a decrease in face amount, or if there is a decrease in face amount due to a withdrawal, during the first fourteen policy years, or within fourteen years of an increase in face amount. See the Surrender Charge section of this prospectus.

Although you have access to the cash value of the policy through withdrawals, you may not withdraw an amount of cash that would cause the face amount of the policy to fall below the minimum face amount. This situation could occur if the withdrawal would cause a change in the net amount at risk of the policy. See the Partial Withdrawals section of this prospectus.

There is a possibility of adverse tax consequences. A policy could fail to qualify as life insurance if coverage extends beyond the insured's age 100, or if excessive premiums are paid into the policy. We monitor premium payments and will generally reject any premium that would cause a policy to fail to qualify as life insurance. Alternatively, your policy could be treated as a "modified endowment contract". Withdrawals and loans are generally subject to income tax if the policy is a modified endowment contract, and a 10% federal tax penalty may apply to distributions, including loans. We will notify you if your policy has become a modified endowment contract. See the Taxes section of this prospectus. You should consult a qualified tax advisor about the tax consequences of owning a policy.

FUND COMPANY RISKS

A comprehensive discussion of the risks of investing in each fund is included in the fund company prospectuses. Some funds involve more risk than other funds. Please discuss these risks with your registered representative.

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU MAKE PREMIUM PAYMENTS, MAKE WITHDRAWALS OR SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

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                                         TRANSACTION FEES
----------------------------------------------------------------------------------------------------
CHARGE                     WHEN CHARGE IS DEDUCTED  MAXIMUM CHARGE          CURRENT CHARGE
----------------------------------------------------------------------------------------------------
Premium Expense Charge     Receipt of premium       5.50% of each premium   4.75% of each premium
----------------------------------------------------------------------------------------------------
State Tax Charge           Receipt of premium       3.50% of each premium   Actual state tax
                                                                            charge rate in state
                                                                            of residence as a % of
                                                                            each premium
----------------------------------------------------------------------------------------------------
Surrender Charge*          Full surrender or        $44.90 per $1,000 of    *
                           lapse during first 14    decrease in face
                           policy years or within   amount
                           14 years of an
                           increase in face
                           amount; also applies
                           to a requested
                           decrease in face
                           amount or decrease due
                           to partial withdrawal
                           during these 14 year
                           periods
----------------------------------------------------------------------------------------------------
Withdrawal Fee             Each withdrawal after    $50 per withdrawal      $50 per withdrawal
                           the first in a policy
                           year
----------------------------------------------------------------------------------------------------
Transfer Charge            Each transfer from a     $10 per transfer        $10 per transfer
                           sub-account after the
                           twelfth in a policy
                           year
----------------------------------------------------------------------------------------------------

*The maximum initial surrender charge for a particular policy varies by individual characteristics. Surrender charges for all policies are level for the first ___ policy years and then decline over the next ___ policy years, and disappear completely in the fifteenth policy year. The new surrender charge that applies to an increase in face amount decreases according to the same schedule.

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND COMPANY FEES AND EXPENSES.

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                    PERIODIC CHARGES OTHER THAN FUND COMPANY OPERATING EXPENSES
                  THAT DO NOT DEPEND ON INDIVIDUAL CHARACTERISTICS OF THE INSURED
----------------------------------------------------------------------------------------------------
CHARGE                     WHEN CHARGE IS DEDUCTED  MAXIMUM CHARGE          CURRENT CHARGE
----------------------------------------------------------------------------------------------------
Per Policy Charge          Monthly                  $7.00 flat fee          $6.00 flat fee
----------------------------------------------------------------------------------------------------
Mortality & Expense Risk   Daily                    1.00% effective         0.90% effective annual
Charge                                              annual rate of          rate of accumulation
                                                    accumulation unit       unit values
                                                    values
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                    PERIODIC CHARGES OTHER THAN FUND COMPANY OPERATING EXPENSES
                    THAT DO DEPEND ON INDIVIDUAL CHARACTERISTICS OF THE INSURED
----------------------------------------------------------------------------------------------------
CHARGE                WHEN CHARGE IS      MAXIMUM CHARGE     MINIMUM             CHARGE FOR
                      DEDUCTED                               CHARGE              __-YEAR OLD MALE
                                                                                 STANDARD
                                                                                 NON-TOBACCO USER
                                                                                 INSURED*
----------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly                  $120.67
Charge**
----------------------------------------------------------------------------------------------------
                                                      per $1,000 of net amount at risk
----------------------------------------------------------------------------------------------------
Optional Rider Cost of Insurance Charges**
----------------------------------------------------------------------------------------------------
   Other Insured      Monthly                                                    Charge for a
   Rider                                                                         __-year-old
                                                                                 female standard
                                                                                 non-tobacco user:
                                                                                 $----
----------------------------------------------------------------------------------------------------
                                                 per $1,000 of other insured benefit amount
----------------------------------------------------------------------------------------------------
   Accidental Death   Monthly
   Rider
----------------------------------------------------------------------------------------------------
                                                per $1,000 of accidental death benefit amount
----------------------------------------------------------------------------------------------------
   Insured            Monthly
   Insurability
   Rider
----------------------------------------------------------------------------------------------------
                                              per $1,000 of insured insurability option amount
----------------------------------------------------------------------------------------------------
   Disability         Monthly
   Credit Rider
----------------------------------------------------------------------------------------------------
                                                         per $1,000 of credit amount
----------------------------------------------------------------------------------------------------
   Children's Term    Monthly                                                    Charge for a ___-
   Rider                                                                         year-old ______:
                                                                                 $_____
----------------------------------------------------------------------------------------------------
                                                per $1,000 of children's term benefit amount
----------------------------------------------------------------------------------------------------

* Charge shown is at issue. Most cost of insurance charges increase each year as the insured ages, subject to the maximum charges shown.

** Cost of insurance charges vary based on individual characteristics. Minimum and maximum charges shown may not be representative of the charges that particular policy owners will pay. Maximum cost of insurance charges for substandard risk classes may be higher than those shown. You may obtain more information from your registered representative about cost of insurance charges that would apply to your policy.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS INCLUDED IN THE PROSPECTUS FOR EACH FUND.

--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                       Minimum       Maximum
(expenses that are deducted from fund assets, including
fees, distribution and/or services fees, and other
expenses)
--------------------------------------------------------------------------------

The minimum and maximum are based on management fees and other expenses incurred, before fee waiver arrangements or expense reimbursements, for the 12-month period ended December 31, 2002, or in the case of The Legends Fund, Inc., for the period ended June 30, 2002, except in the case of the following fund that commenced operations after January 1, 2002: Van Kampen UIF Emerging Markets Equity Portfolio, Class II Shares, which commenced operations on January 10, 2003. Fund expenses for this fund are estimated as discussed in the prospectus for the fund. [Indicate if any fund expenses have been restated.]

[Certain of the funds incurred extraordinary expenses. If such extraordinary expenses had been included in Total Annual Fund Operating Expenses, the minimum and maximum total expenses would have been ____ and ____ respectively.]

If fee waiver arrangements or expense reimbursements were reflected in Total Annual Fund Operating Expenses, the minimum and maximum total expenses would be ____ and ____ respectively. The expense reimbursement and fee waiver arrangements reflected in these minimum and maximums [are expected to continue through _______] [and/or can be terminated at any time at the option of the funds].

THE NEXT TABLE SHOWS THE INDIVIDUAL FUND OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS INCLUDED IN THE PROSPECTUS FOR EACH FUND.

                                                         BEFORE EXPENSE REIMBURSEMENT              AFTER EXPENSE
                                                                                                   REIMBURSEMENT**
                                                                        12B-1/OTHER
                                                   MANAGE-     OTHER      DISTRIB.     TOTAL
                                                 MENT FEES    EXPENSES     FEES*      EXPENSES      TOTAL EXPENSES
AIM V.I. Growth Fund - Series I                                             ----
AIM V.I. Government Securities Fund - Series I                              ----
Alger American Small Capitalization Portfolio - Class O                     ----
Alger American Growth Portfolio - Class O                                   ----
Scudder VIT EAFE(R)Equity Index Fund - Class A                              ----
Scudder VIT Equity 500 Index Fund - Class A                                 ----
Scudder VIT Small Cap Index Fund - Class A                                  ----
Fidelity(R)VIP Equity-Income Portfolio - Service Class 2                   0.25%
Fidelity(R)VIP Contrafund(R)Portfolio - Service Class 2                    0.25%
Fidelity(R)VIP Growth & Income Portfolio - Service Class 2                 0.25%
Fidelity(R)VIP Growth Portfolio - Service Class 2                          0.25%
Fidelity(R)VIP Asset ManagerSM Portfolio - Service Class 2                 0.25%
Fidelity(R)VIP Balanced Portfolio - Service Class 2                        0.25%
Fidelity(R)VIP Mid Cap Portfolio - Service Class 2                         0.25%
MFS(R)Capital Opportunities Series - Service Class                         0.25%
MFS(R)Emerging Growth Series - Initial Class                                ----
MFS(R)Investors Trust Series - Initial Class                                ----
MFS(R)Mid Cap Growth Series - Service Class                                0.25%
MFS(R)New Discovery Series - Service Class                                 0.25%
PIMCO VIT Long-Term U.S. Government Portfolio - Administrative Class        ----
Administrative Class
Putnam VT International Growth Fund - Class IB
Touchstone International Equity Fund                                        ----
Touchstone Emerging Growth Fund                                             ----
Touchstone Small Cap Value Fund                                             ----
Touchstone Growth/Value Fund                                                ----
Touchstone Large Cap Growth Fund                                            ----
Touchstone Enhanced 30 Fund                                                 ----
Touchstone Value Plus Fund                                                  ----
Touchstone Growth & Income Fund                                             ----
Touchstone Balanced Fund                                                    ----
Touchstone High Yield Fund                                                  ----
Touchstone Bond Fund                                                        ----
Touchstone Standby Income Fund                                              ----
Touchstone Money Market Fund                                                ----

Individual fund expenses shown above are based on management fees and other expenses incurred, before and after contractual expense reimbursements, for the 12-month period ended December 31, 2002. [Indicate if any fund expenses have been restated.]

*This column includes all distribution and similar expenses deducted from fund assets either pursuant to a 12b-1 plan or otherwise.

**The expense reimbursement and fee waiver arrangements reflected in this column [are expected to continue through ______] [and/or can be terminated at any time at the option of the funds], as follows:

GENERAL DESCRIPTION OF DEPOSITOR, REGISTRANT, AND INVESTMENT OPTIONS

COLUMBUS LIFE INSURANCE COMPANY

The Depositor is Columbus Life Insurance Company (Columbus Life), 400 East Fourth Street, Cincinnati, OH 45202.

COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1

The Registrant is Columbus Life Insurance Company Separate Account 1 (Separate Account 1). Separate Account 1 holds the investments allocated to the sub-accounts by policy owners. It may also hold assets for the benefit of owners of certain other variable universal life insurance policies that it issues. Separate Account 1 invests the assets of each sub-account in an underlying fund.

Each sub-account buys shares of a fund at net asset value without a sales charge. Each sub-account reinvests dividends and capital gains distributions from a fund in the shares of that fund at net asset value without a sales charge. Each sub-account redeems fund shares attributable to a policy at net asset value to the extent necessary to make payment of death proceeds or other payments under the policy.

The income, gains, and losses credited to, or charged against, Separate Account 1 reflect Separate Account 1's own investment experience and not the investment experience of Columbus Life's other assets. The assets of Separate Account 1 may not be used to pay any liabilities of Columbus Life other than those arising from the policies. Columbus Life is obligated to pay all amounts guaranteed under the policies.

As required by the National Association of Insurance Commissioner's Variable Life Insurance Model Regulation, following is a statement of the net investment return of Separate Account 1 for each of the last ten years or such lesser period as Separate Account 1 has been in existence.

--------------------------------------------------------------------------------
Year                      1999           2000           2001          2002
--------------------------------------------------------------------------------
Net Investment Return
--------------------------------------------------------------------------------

The net investment return of Separate Account 1 is not representative of the investment return of any particular sub-account or any policy. The investment return for any particular policy will depend on the sub-accounts selected and the performance of those sub-accounts.

SUB-ACCOUNT INVESTMENT OPTIONS

The funds listed on the next two pages are the sub-account investment options under this policy.

The fund advisors and sub-advisors do not guarantee that the funds will meet their investment objectives. More complete information about each fund, including information about its risks, performance and other investment strategies, is included in the prospectus of the fund. You may obtain copies of fund prospectuses from your registered representative, or from us by calling 1-800-677-9595. You may also access fund prospectuses on our website at www.columbuslife.com under "Explore Our Products". Please read each prospectus carefully before you make decisions about your investment options.

A fund may have a name and/or investment objective that is very similar to the name of a publicly available mutual fund managed by the same advisor or sub-advisor. The funds in which the sub-accounts invest are not publicly available and will not have the same performance as those publicly available mutual funds. Different performance will result from differences in various factors that affect the operation of a fund, such as implementation of investment policies, fund expenses and the size of the fund. In addition, the investment return of your policy will be less than the investment return of funds you select because you will pay policy charges.

We may enter into certain arrangements under which Columbus Life or Touchstone Securities, Inc. is reimbursed by the funds' advisors, distributors and/or affiliates for administrative services Columbus Life and Touchstone Securities provide to the funds.

----------------------------------------------------------------------------------------------------------------------------
                                                         TYPE                       ADVISOR/SUB-ADVISOR*
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
----------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Growth Fund - Series I                       Large Cap Growth
--------------------------------------------------------------------------------  A I M ADVISORS, INC.
   AIM V.I. Government Securities Fund - Series I        Fixed Income - Gov't
----------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
----------------------------------------------------------------------------------------------------------------------------
   Alger American Small Capitalization Portfolio -       Small Cap Growth
   Class O
--------------------------------------------------------------------------------  FRED ALGER MANAGEMENT, INC.
   Alger American Growth Portfolio - Class O             Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------
DEUTSCHE ASSET MANAGEMENT VIT FUNDS
----------------------------------------------------------------------------------------------------------------------------
   Scudder VIT EAFE(R)Equity Index Fund - Class A        International Equity
--------------------------------------------------------------------------------
   Scudder VIT Equity 500 Index Fund - Class A           Large Cap Blend          DEUTSCHE ASSET MANAGEMENT, INC.
--------------------------------------------------------------------------------
   Scudder VIT Small Cap Index Fund - Class A            Small Cap Blend
--------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
----------------------------------------------------------------------------------------------------------------------------
   Fidelity(R)VIP Equity-Income Portfolio - Service      Large Cap Value
   Class 2
--------------------------------------------------------------------------------
   Fidelity(R) VIP Contrafund(R) Portfolio - Service     Large Cap Blend
   Class 2
--------------------------------------------------------------------------------
   Fidelity(R)VIP Growth & Income Portfolio - Service    Large Cap Blend
   Class 2
--------------------------------------------------------------------------------  FIDELITY MANAGEMENT & RESEARCH COMPANY
   Fidelity(R) VIP Growth Portfolio - Service Class 2    Large Cap Growth
--------------------------------------------------------------------------------
   Fidelity(R) VIP Asset ManagerSM Portfolio - Service   Balanced
   Class 2
--------------------------------------------------------------------------------
   Fidelity(R) VIP Balanced Portfolio - Service Class 2  Balanced
--------------------------------------------------------------------------------
   Fidelity(R)VIP Mid Cap Portfolio - Service Class 2    Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUSTSM
----------------------------------------------------------------------------------------------------------------------------
   MFS(R)Capital Opportunities Series - Service Class    Large Cap Blend
--------------------------------------------------------------------------------
   MFS(R) Emerging Growth Series - Initial Class         Large Cap Growth
--------------------------------------------------------------------------------  MASSACHUSETTS FINANCIAL SERVICES COMPANY
   MFS(R) Investors Trust Series - Initial Class         Large Cap Value
--------------------------------------------------------------------------------
   MFS(R)Mid Cap Growth Series - Service Class           Mid Cap Growth
--------------------------------------------------------------------------------
   MFS(R) New Discovery Series - Service Class           Small Cap Growth
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
   PIMCO Long-Term U.S. Government Portfolio -         Fixed Income - Gov't       PACIFIC INVESTMENT MANAGEMENT COMPANY
   Administrative Class                                                           LLC
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
   Putnam VT International Growth Fund - Class IB      International Equity       PUTNAM INVESTMENT MANAGEMENT, LLC
----------------------------------------------------------------------------------------------------------------------------
TOUCHSTONE VARIABLE SERIES TRUST*
----------------------------------------------------------------------------------------------------------------------------
   Touchstone International Equity Fund                International Equity       BANK OF IRELAND ASSET MANAGEMENT (U.S.)
                                                                                  LIMITED
   Touchstone Emerging Growth Fund                     Small Cap Growth           TCW INVESTMENT MANAGEMENT COMPANY;
                                                                                  WESTFIELD CAPITAL MANAGEMENT COMPANY, INC.
----------------------------------------------------------------------------------------------------------------------------
   Touchstone Small Cap Value Fund                     Small Cap Blend            ARK ASSET MANAGEMENT CO., INC.
----------------------------------------------------------------------------------------------------------------------------
   Touchstone Growth/Value Fund                        Mid Cap Growth             MASTRAPASQUA & ASSOCIATES, INC.
----------------------------------------------------------------------------------------------------------------------------
   Touchstone Large Cap Growth Fund                    Large Cap Growth           FORT WASHINGTON INVESTMENT ADVISORS,
                                                                                  INC.
----------------------------------------------------------------------------------------------------------------------------
   Touchstone Enhanced 30 Fund                         Large Cap Blend            TODD INVESTMENT ADVISORS, INC.
----------------------------------------------------------------------------------------------------------------------------
   Touchstone Value Plus Fund                          Large Cap Value            FORT WASHINGTON INVESTMENT ADVISORS,
                                                                                  INC.
----------------------------------------------------------------------------------------------------------------------------
   Touchstone Growth & Income Fund                     Large Cap Value            DEUTSCHE INVESTMENT MANAGEMENT AMERICAS
                                                                                  INC.
----------------------------------------------------------------------------------------------------------------------------
   Touchstone Balanced Fund                            Balanced                   OPCAP ADVISORS, INC.
----------------------------------------------------------------------------------------------------------------------------
   Touchstone High Yield Fund                          Fixed Income - Hi Yield
--------------------------------------------------------------------------------
   Touchstone Bond Fund                                Fixed Income - Corp
--------------------------------------------------------------------------------  FORT WASHINGTON INVESTMENT ADVISORS, INC.
   Touchstone Standby Income Fund                      Fixed Income
--------------------------------------------------------------------------------
   Touchstone Money Market Fund                        Money Market
----------------------------------------------------------------------------------------------------------------------------

*The advisor listed for each of the Touchstone Variable Series Trust Funds is a sub-advisor to Touchstone Advisors, Inc.

Touchstone Advisors, Inc., Todd Investment Advisors, Inc., and Fort Washington Investment Advisors, Inc. are affiliates of Columbus Life. Touchstone Variable Series Trust is also an affiliate of Columbus Life.

VOTING RIGHTS

Separate Account 1 is entitled to vote the fund shares it holds at any meeting of shareholders of the funds. If you had an interest a sub-account on the record date for a shareholder vote, we will ask you for voting instructions. We will vote the number of fund shares represented by your interest in the sub-account according to your instructions.

If we do not receive voting instructions from you, we will vote the shares for which you are entitled to provide instructions in the same proportion as the voting instructions received from policy owners who provide instructions. If Columbus Life itself is entitled to vote at the shareholders meeting, it will vote its shares in the same manner.

We may disregard voting instructions to the extent permitted or required by law. If we disregard the voting instructions we receive, we will include a summary of our actions in our next report to you.

FIXED ACCOUNT

The fixed account is an investment option under the policy.

Amounts allocated to the fixed account will earn a fixed rate of interest. We guarantee that this interest rate will never be less than an effective annual rate of at least 3%. We may, but are not required to, credit interest in excess of this rate.

Amounts allocated to the fixed account become part of Columbus Life's general account assets. The general account contains all of Columbus Life's assets other than those in Columbus Life separate accounts. General account assets support Columbus Life's annuity and insurance obligations and are subject to the general liabilities of Columbus Life.

POLICY CHARGES

We assess charges to support the operation of your policy and Separate Account
1. We deduct some charges from your premium payments and others from your account value. We deduct the mortality and expense risk charge from daily accumulation unit values. When we deduct charges from your account value, we deduct them pro rata from the sub-accounts and fixed account in which your account value is invested unless you have instructed us to deduct these charges only from a specific sub-account or the fixed account. The purpose of a charge is explained in the description of each charge below. We pay the state tax charge to the state of your residence. We pay federal taxes due to the Internal Revenue Service. We pay distribution expenses to Touchstone Securities, Inc. and other broker-dealers. We retain charges that pay for administrative expenses to offset our internal and external operating costs associated with the policies. We retain charges that compensate us for risks we assume under the policies.

In addition, the funds pay management fees and expenses, and in some cases distribution fees, which are deducted from fund assets. These charges to the funds are reflected in the daily net asset values of the funds and in the sub-account accumulation unit values. Fund company fees and expenses are described in more detail in the fund prospectuses. Fund distribution fees are paid to Columbus Life and other insurance companies or their distributors.

                                 PREMIUM CHARGES

PREMIUM EXPENSE CHARGE

The premium expense charge partially covers our distribution expenses and federal taxes associated with the policy. We deduct the premium expense charge from each premium payment that we receive from you before we allocate the net premium to your investment options. The amount of the premium expense charge is determined by multiplying the premium expense charge rate by the premium. The maximum premium expense charge rate is 5.50%. The current premium expense charge rate is 4.75%. At our option, we may change the current premium expense charge rate but we will not charge more than the maximum premium expense charge rate.

STATE TAX CHARGE

The state tax charge covers state taxes on insurance premiums, which are estimated to range from 1.4% to 3.50%. We will deduct the state tax charge from each premium payment that we receive from you before we allocate the net premium to your investment options. The amount of the state tax charge is determined by multiplying the state tax charge rate for your state times the premium.

                             MONTHLY POLICY CHARGES

We deduct monthly policy charges on each monthly anniversary day. A monthly anniversary day is the day we issue the policy and each monthly anniversary of that date. Monthly policy charges are deducted from your account value.

COST OF INSURANCE CHARGE

The cost of insurance charge compensates us for the insurance risk we assume under the base policy. The amount of the cost of insurance charge is determined by multiplying the current cost of insurance charge rate times the net amount at risk for the policy on the monthly anniversary day.

The net amount at risk for the policy is the amount of the death benefit for which we are at risk. The net amount at risk on any monthly anniversary day is equal to:

     (a)  The death benefit plus indebtedness, divided by 1.0024663; minus

     (b) The account value after deduction of monthly policy charges, other than the cost of insurance charge, on that monthly anniversary day.

The maximum guaranteed cost of insurance charge rates depend on the age, sex and risk class of the insured as of the date we issue the policy. The maximum rate is different for each policy year. Generally, the maximum rate increases each year over the life of a policy due to the increasing age of the insured. The maximum rates for your policy are shown in your policy. The maximum monthly rate for any policy is $120.67 per $1,000 of net amount at risk. We may change these maximum rates if your policy terminates and is later reinstated. We may charge current cost of insurance rates that are less than the maximum rates shown in your policy.

PER POLICY CHARGE

The per policy charge partially compensates us for administering the policy. The maximum per policy charge is $7.00 per month. The current per policy charge is $6.00 per month. The per policy charge is the same for all policies. At our option, we may change the current per policy charge but we will not charge more than the maximum per policy charge.

RIDER CHARGES

For any optional rider you add to your policy, there will be a cost of insurance charge. The rider charge will be determined on each monthly anniversary day that the charge applies. The rider charge rates will be shown in your policy. See the Rider Benefits section of this prospectus.

                               SUB-ACCOUNT CHARGE

MORTALITY AND EXPENSE RISK CHARGE

The mortality and expense risk charge partially compensates us for assuming the mortality risk and the expense risk associated with the policy. We assume a mortality risk that the insured will not live as long as we expect and therefore the amount of the death benefit we pay under the policy will be greater than we expect. We take an expense risk that the costs of issuing and administering the policy will be greater than we expect. The mortality and expense risk charge (expressed as a daily rate) is deducted daily from the accumulation unit value of each sub-account. The maximum annual mortality and expense risk charge rate is 1.00%. The current annual mortality and expense risk charge rate is 0.90%. At our option, we may change the current mortality and expense risk charge rate but we will not charge more than the maximum mortality and expense risk charge rate.

                               TRANSACTION CHARGES

SURRENDER CHARGE

The surrender charge partially compensates us for issuing and distributing the policy. During the first 14 policy years a surrender charge will be deducted from your account value if:

     - your policy is surrendered in full or terminates when a grace period ends without sufficient premium or loan repayment being paid to keep the policy in force; or

     - you request a decrease in face amount or you request a withdrawal that results in a decrease in the face amount of your policy.

If you request an increase in face amount, a new surrender charge will apply to the increase for 14 years following the increase. For purposes of applying the surrender charge, any requested decrease is treated as a cancellation (or partial cancellation) of the most recent increase.

Surrender charges vary depending on age and risk class of the insured when the policy is issued or on the date of an increase. Surrender charge amounts are determined when we issue the policy or increase the face amount and do not change even if there are other policy changes, such as decreases.

The maximum surrender charges per $1,000 decrease in face amount, for any policy, are shown in the table below.

   --------------------------------------------------------------------------
   POLICY YEAR (OR YEAR       1      2      3     4      5      6       7
   FROM DATE OF INCREASE)
   --------------------------------------------------------------------------
   MAXIMUM SURRENDER
   CHARGE RATE             $44.90
   --------------------------------------------------------------------------

   --------------------------------------------------------------------------
   POLICY YEAR (OR YEAR       8      9     10     11    12     13      14
   FROM DATE OF INCREASE)
   --------------------------------------------------------------------------
   MAXIMUM SURRENDER
   CHARGE RATE
   --------------------------------------------------------------------------

For older issue ages, the initial surrender charge would be less than $44.90 per $1,000 of decrease in face amount. The surrender charge remains at the initial level during the first __ policy years. During policy years ___ through ___, the surrender charge reduces uniformly each month, reaching 1/3 of its initial value by the end of the ___ policy year. During policy years ___ and ___, it decreases at an accelerated rate and disappears by the end of year 14. A surrender charge applicable to an increase will decrease according to the same schedule. Your policy will show the surrender charge amounts, in dollars, that we would charge if you surrendered your policy in any month during the first 14 policy years or 14 years from an increase in face amount.

TRANSFER FEE

We charge $10 per transfer for each transfer from a sub-account after the twelfth in a policy year as partial compensation for our administrative costs. We deduct this fee from your account value.

WITHDRAWAL FEE

We charge $50 per withdrawal for each withdrawal after the first in a policy year as partial compensation for our administrative costs. We deduct this fee from your account value.

GENERAL DESCRIPTION OF THE POLICIES

The policy is a flexible premium variable universal life insurance policy. It is nonparticipating, which means it does not pay dividends. The policy is a contract between you (the owner or joint owners) and Columbus Life. The owner has all rights under the policy subject to any assignment and to the rights of an irrevocable beneficiary to consent to a change of beneficiary. If there are joint owners, both joint owners must consent in writing to the exercise of any rights under the policy.

The policy provides life insurance coverage on the life of one insured person (the insured). The death benefit is payable on the insured's death to the person or persons you designate (the beneficiary(ies)).

WHO CAN PURCHASE A POLICY

You can apply for a policy by contacting your insurance agent/financial representative. We will not issue a policy unless the insured meets our underwriting standards. We will also not issue a policy that insures a person who will be over 85 years of age on the date we approve the application.

When we review an application for a policy, we examine certain information bearing on the insurance risk we would undertake in order to provide the requested coverage on the proposed insured's life. Factors bearing on insurance risk include the proposed insured's occupation; avocations; medical history including family medical histories; current health status including height, weight, blood pressure and chronic illness; and other factors such as tobacco usage and driving record. After we evaluate this information, we place the insured in a risk class. The risk classes we currently use are preferred tobacco non-user; preferred tobacco user; standard tobacco non-user; standard tobacco user; and various "substandard" classes involving higher risk. Policy charges that pay for the costs of insurance coverage vary by policy depending on the age, sex and risk class of the insured.

ALLOCATION OF NET PREMIUMS AND TRANSFERS AMONG INVESTMENT OPTIONS

You allocate your net premiums by specifying on your application the percentage of your net premiums you would like to allocate to each investment option. You may change your allocation instructions at any time by notifying us either by telephone or in writing. When we receive a premium payment from you, we allocate the net premium based on the most recent allocation instructions we have received from you.

After the initial premium has been allocated, or after your free look period, if later, you can transfer your account value among the sub-accounts up to 12 times per policy year without charge. Each transfer must be at least $250 or the total value of the sub-account, if less than $250. We will charge you $10 for each additional transfer among the sub-accounts. You are also permitted to make 1 transfer to or from the fixed account per policy year. There is no charge for this transfer. The minimum transfer from the fixed account is $250. In the first 4 policy years, you cannot transfer more than 25% of your interest in the fixed account in a policy year. There is no limit to the amount you can transfer to the fixed account.

The above transfer rules do not apply to dollar cost averaging transfers or automatic rebalancing transfers. All transfers requested on the same day will be considered a single transfer for purposes of these rules and transfer charges.

The rules below determine the valuation date on which we process a transaction. (Transactions are always processed at the accumulation unit value determined on the night of the valuation date on which we process the transaction, i.e., the "next-determined value". See the Valuation of the Sub-Accounts section of this prospectus for information about valuation.)

     - If we receive your premium payment or transfer instructions in good order on a valuation date before the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time), we will process the transaction on that valuation date.

     -    If not, we will process the transaction on the next valuation date.

     - Your initial premium payment will be allocated to the money market sub-account on the date we issue the policy (or the date we have received the initial premium and any required amendments to the application). It will be allocated to the investment options you select 15 days after the date it was allocated to the money market sub-account.

In addition, we reserve the right to deposit premium in the money market sub-account for the duration of the free look period if such period exceeds 15 days.

The minimum allocation or transfer to a single investment option is 1% of the amount allocated or transferred. All allocations or transfers to a single investment option must be in whole percentages.

If we accept premium payments for you from an employer or an employer plan, we will apply the premium to your policy according to our allocation rules as of the date we receive it in our office from your employer or employer plan.

MARKET TIMING

Market timing transfers can disrupt an underlying fund's ability to process transactions, which may disadvantage other policy owners. To avoid this, we can modify the transfer rights of policy owners engaged in market timing activity that is deemed to be disruptive. This may include requiring all transfer requests to be made in writing and mailed to our post office box. In addition, we may refuse to honor a particular transfer request if a fund refuses to accept it under its own trading rules.

DOLLAR COST AVERAGING PROGRAM

Dollar cost averaging is a method of investing equal amounts of money at regular intervals by transferring amounts at regular intervals from a sub-account we designate, or from the fixed account, to the sub-accounts you select. Dollar cost averaging allows you to purchase more when prices are low and less when prices are high because you will be investing during both up and down markets. You should also consider your financial ability to maintain a consistent level of investment over time.

You may instruct us to make regular transfers of:

     -    A specific dollar amount

     - A specific percentage of the source account (or a pro rata portion until source of funds is depleted)

     -    Earnings in the source account

You select the number (or duration), frequency and timing of your transfers, subject to the following rules:

     -    Dollar cost averaging transfers must continue for at least 12 months;

     -    Each transfer must be at least $100; and

     - The allocation to each sub-account must be at least 1% of the transfer amount.

We currently do not charge a fee for this service. However, we may charge a fee in the future for dollar cost averaging transfers.

Dollar cost averaging transfers will stop if we complete the number of transfers you requested, you ask us to stop after using the program for 12 months, you do not have enough money in your accounts to complete the transfer, or we discontinue the program, where permitted by law. If we discontinue the program, we will complete the transfers you previously requested.

AUTOMATIC REBALANCING PROGRAM

Automatic rebalancing of assets among sub-accounts and the fixed account maintains your desired asset allocation by resetting the account balances to your desired allocations on a quarterly, semi-annual or annual basis. This discipline has the effect of transferring money from accounts that have earned more to those that have not performed as well, thus "buying lower, selling higher," and ensures that your overall allocation remains consistent with your personal investment strategy. Automatic rebalancing may not be available if dollar cost averaging is in place.

We currently do not charge a fee for this service. However, we may charge a fee in the future for automatic rebalancing transfers.

RIDER BENEFITS

The Accelerated Death Benefit Rider is automatically issued with your policy. There is no additional cost of insurance charge for this rider.

     o The ACCELERATED DEATH BENEFIT RIDER, if approved in your state, gives you access to a portion of the death benefit of the policy in the form of an advance after the insured has been diagnosed with a terminal illness. Specific rider terms and conditions apply, and may vary by state. Interest will be charged on the amount of the advance, and we may charge an administrative fee not to exceed $150 per advance to process an advance.


There are a number of optional insurance benefits that may be available to you by rider for an additional cost. The availability of these riders may be limited by issue age and underwriting requirements. These riders are:

     o The OTHER INSURED RIDER. This rider allows you to purchase term insurance on the life of an other insured for a cost of insurance charge that depends on the age, sex and risk class of the other insured on the date the coverage is purchased. Multiple other insureds may be covered under the rider. Other insured coverage terminates on the day before the policy anniversary on which the other insured is age 95. The rider includes a conversion privilege that is exercisable up to the earliest of: 1) the day before the policy anniversary on which the other insured is age 85; 2) 60 days after the death of the insured under the policy; or 3) 60 days after the policy anniversary on which the insured is age 100. This rider has a target premium associated with it. The maximum cost of insurance charge rate is $31.56 per $1,000 of the other insured benefit amount for a standard male tobacco user. The rate would be higher for a substandard rating.

     o The ACCIDENTAL DEATH BENEFIT RIDER. This rider provides additional death benefit coverage if death of the insured is by accidental means. The accidental death benefit coverage is doubled if death occurs while the insured is a passenger on a public conveyance or on a school bus. In most states, the accidental death benefit is doubled if the accidental death of the insured is directly caused by an intoxicated driver's operation of a vehicle in which the insured is not a passenger. In most states, no accidental death benefit is payable if the insured's death results from his or her own actions (including operation of a vehicle) while intoxicated. Coverage expires on the policy anniversary on which the insured is age 70. The maximum cost of insurance charge rate is ______ per $1,000 of accidental death benefit amount.

     o The CHILDREN'S TERM RIDER. This rider provides term life insurance coverage for eligible children age 15 days to 17 years old. Coverage expires when a child reaches age 23. The rider terminates on the policy anniversary on which the insured is (or would have been) age
          65. If the insured dies before the rider terminates, the children's coverage will be paid-up to the expiration date for each insured child. Coverage may be converted to permanent life insurance any time prior to a child's 23rd birthday. The maximum cost of insurance charge rate is _______ per $1,000 of children's term benefit amount.

     o The DISABILITY CREDIT RIDER. This rider allows an insured to specify a premium amount to be credited to the policy by us in the event of the insured's disability. The credit amount must be within the term no-lapse guarantee minimum annual premium and the maximum annual premium allowed under the federal tax definition of "life insurance". Disability must occur prior to age 60. 1/12 of the annual credit amount will be credited to the policy after the insured has been disabled for six months, and for as long as the insured remains alive and disabled, up to the policy anniversary on which the insured is age
          100. Credit amounts are subject to premium charges. If there are policy changes that change the term no-lapse guarantee minimum annual premium or the maximum annual premium allowed under the federal tax definition of "life insurance", we will adjust the credit amount so that it remains within the minimum and maximum allowable credit amount. The maximum cost of insurance charge rate is $______ per $1,000 of the annual credit amount.

     o The INSURED INSURABILITY RIDER. This rider provides a guaranteed right to increase the face amount of insurance regardless of health. Option ages are 25, 28, 31, 34, 37, and 40. Alternate option dates are available for 90 days after marriage, birth or a child or legal adoption of a child. If an alternate option date is elected, the next regular option date is forfeited. The maximum cost of insurance charge rate is $_______ per $1,000 of insured insurability option amount.

Riders may not be available in all states and may be subject to age or other issue limitations. Please consult with your insurance agent/registered representative.

CONVERSION

In most states, you may convert the policy to a fixed policy within the first two policy years, or within 60 days of the later of notification of a change in the investment policy of Separate Account 1 or the effective date of such change. In most states, we will transfer all of your variable account value into the fixed account at no charge, and the sub-accounts will no longer be available as investment options. Policy charges will continue to apply. In some states we will convert your policy to a different fixed benefit whole or universal life product offered by us or one of our affiliates.

POLICY CHANGES

We may make changes to the policy, without prior approvals, in certain circumstances in order to comply with changes in the law. In some states, you have the right to accept or reject certain types of changes. We will notify you of any changes we make to the policy. This notice may be provided in the form of an amended prospectus.

We may adjust policy values and/or proceeds, without prior approval, if we discover there has been a misstatement in age or sex that resulted in us charging incorrect policy charges.

Separate Account 1 is currently operated as a unit investment trust. We may operate Separate Account 1 as a management investment company or any other form permitted by law. We may also deregister Separate Account 1 if registration with the SEC is no longer required. We will obtain the approval of the SEC if required.

If applicable rules and regulations change and permit us to vote the shares of a fund directly, we may cease asking policy owners for voting instructions. We may also change the manner in which we calculate the number of shares for which you can provide voting instructions if the applicable rules and regulations change, or if our interpretation thereof changes.

We may add, delete or combine sub-accounts. We may also substitute a new fund or similar investment option for the fund in which a sub-account invests. A deletion or substitution of a fund may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a fund's investment strategies or restrictions, a change in the availability of the fund for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from policy owners.

We may impose additional tax charges against sub-account accumulation unit values if additional federal, state or local taxes are imposed on Separate Account 1 or on the policy due to a change in tax laws or regulations.

ASSIGNMENT OF POLICY

Generally, you may assign your policy. We will not be bound by an assignment until we receive and record written notice of the assignment at the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. Your rights and the rights of your beneficiary will be affected by an assignment. We are not responsible for the validity or any tax consequences of an assignment.

CONTESTABILITY

We may contest the validity of coverage under a policy, based on information provided in an application, within two years of the date the coverage became effective. In some states, we may be able to contest, at any time, the validity of a policy for fraud. We can deny a claim made under a policy if the terms and conditions of the policy are not satisfied.

PREMIUMS

PREMIUM PAYMENTS

Your initial premium payment must equal at least the minimum monthly premium for the term no-lapse guarantee. See the Term No-Lapse Guarantee Premium section of this prospectus. Thereafter, you can vary the amount and frequency of your premium payments. However, if you do not pay enough premium to cover the monthly policy charges or, during a no-lapse guarantee period, to meet the no-lapse guarantee premium test, your policy will lapse after the applicable grace period ends. See the Lapse and Reinstatement section of this prospectus.

The minimum amount of any premium payment we will accept is $50 unless you make premium payments through an automatic payment plan. If you make payments through an automatic payment plan, we will accept amounts less than $50. There is no maximum premium payment except that we reserve the right to reject any premium payment if, in our opinion, accepting the payment would mean the policy would not qualify as life insurance under federal tax laws.

You may give the initial premium payment to your insurance agent/financial representative. You should send subsequent premium payments to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. As an alternative to mailing payments, we currently offer the following automatic payment plans:

     - Pre-authorized checking or savings account deductions (monthly, quarterly, semi-annually, annually)

     - In some circumstances, employer or employer plan payments (weekly, bi-weekly, monthly)

If you set up an automatic payment plan, you may terminate it at any time. If you set up a pre-authorized checking or savings account payment plan, we require two days notice to change the amount or the timing of the deduction. If payments are made by an employer or employee plan, any changes to the payment plan must be made through the employer.

PLANNED PREMIUM

Planned premium is what you tell us you plan to pay. You may change the amount of your planned premium at any time. If you have not set up an automatic payment plan, we will send you statements indicating when a planned premium payment is due. Your insurance agent/financial representative will provide you with an illustration showing the hypothetical effect of making planned premium payments at various hypothetical levels of sub-account performance. Generally, you would continue to make planned premium payments until the policy anniversary the insured is 100 years of age or until the insured dies, if earlier. It is more likely that your policy will stay in force if you continue to make the planned premium payments, but paying planned premiums does not guarantee that your policy will not lapse. The amount you may need to pay to keep the policy in force may be higher than the planned premium.

NET PREMIUM

Net premium is the amount of the premium you pay less the premium expense charge and state tax charge. The net premium is the amount that will be allocated to the investment options.

TERM NO-LAPSE GUARANTEE PREMIUM

If you pay the minimum monthly premium for the term no-lapse guarantee on time, we guarantee your policy will not lapse until the earlier of 1) the policy anniversary prior to the date the insured is age 75 or 2) the 10th policy anniversary. If you fail to meet the premium test on any monthly anniversary day, we will send you a notice indicating that the term no-lapse guarantee will lapse at the end of a 61-day grace period if you do not pay the no-lapse guarantee premium due. If you do not pay the needed premium before the end of the grace period, the term no-lapse guarantee will lapse and cannot be reinstated. We will deduct withdrawals and indebtedness from your premium payments to determine if you have met the minimum premium test or not.

Payment of the minimum monthly premium does not guarantee that your policy will have a positive net cash surrender value after the guarantee period ends. You may need to make significant additional premium payments in order to keep your policy in force after the term no-lapse guarantee ends.

The amount of the term no-lapse guarantee premium depends on the insured's age, sex and risk class, and the amount of insurance coverage. We determine this minimum premium when we issue the policy, and redetermine it when you add or remove optional rider coverage, increase or decrease the face amount of the policy, or make a withdrawal that results in a decrease in face amount. If we increase or decrease the minimum premium, the new minimum premium applies from the redetermination date forward. The minimum premium will be shown in your policy.

LIFETIME NO-LAPSE GUARANTEE PREMIUM

So long as the conditions of the term no-lapse guarantee were satisfied for the entire guarantee period, the lifetime no-lapse guarantee will begin when the term no-lapse guarantee ends. If you satisfy the lifetime no-lapse guarantee premium test on each monthly anniversary day after the term no-lapse guarantee period ends, we guarantee your policy will not lapse until the policy anniversary on which the insured is age 100. The lifetime no-lapse guarantee premium test will apply from the date we issued the policy. If you paid only the minimum no-lapse guarantee premium during the term no-lapse guarantee period, you may have to make significant additional premium payments to keep the lifetime no-lapse guarantee in force.

If you fail to meet the premium test on any monthly anniversary day, we will send you a notice indicating that the term no-lapse guarantee will lapse at the end of a 61-day grace period if you do not pay the no-lapse guarantee premium due. If you do not pay the needed premium before the end of the grace period, the term no-lapse guarantee will lapse and cannot be reinstated. We will deduct withdrawals and indebtedness from your premium payments to determine if you have met the minimum premium test or not.

DEATH BENEFIT

DEATH BENEFIT

The minimum death benefit under any policy is the greater of:

     1)   the face amount of the policy; or

     2)   the account value multiplied by the applicable death benefit factor.

The death benefit payable under your policy depends on the death benefit option you select. Option 1 is the same as the minimum death benefit described above. Option 2 is the greater of:

     1)   the face amount of the policy plus the account value; or

     2)   the account value multiplied by the applicable death benefit factor.

The account value multiplied by the applicable death benefit factor is the "corridor", or minimum, death benefit required by federal tax law. See the Table Of Death Benefit Factors And Example Of Death Benefit Calculation section of this prospectus.

The amount of the death benefit is determined as of the date of the insured's death. Any indebtedness outstanding as of the insured's date of death will be deducted from the death benefit amounts described above. The death benefit will be paid when we have received proof of the death of the insured, and proof of the interest of the beneficiary, satisfactory to us.

The face amount is a fixed amount of death benefit you select, subject to a minimum face amount of $100,000 for a preferred risk class or $25,000 for a standard risk class.

The option 1 or option 2 death benefit is in effect only until the policy anniversary the insured is age 100. After that date, the policy is continued under the extended coverage benefit. See the Extended Coverage Period section of this prospectus.

The investment performance of the sub-accounts as well as the level of policy charges deducted from your policy will affect the value of the corridor death benefit and the value of the option 2 death benefit. Higher investment performance will mean a higher account value and therefore a higher corridor death benefit and a higher option 2 death benefit. Higher levels of policy charges will reduce your account value. A lower account value will reduce these death benefit values.

The amount of the death benefit will be higher if you choose option 2 than if you choose option 1. However, your monthly cost of insurance charges will be higher if you choose option 2 because our net amount at risk will be higher. This means your account value will be less than if you had chosen option 1.

TABLE OF DEATH BENEFIT FACTORS AND EXAMPLE OF DEATH BENEFIT CALCULATION

Federal tax law requires that the death benefit under a life insurance policy be no less than a "corridor" amount. The corridor amount is the account value multiplied by the applicable factor from the table below. Death benefit factors depend on the insured's age as of the date of death.

 INSURED'S AGE LAST      DEATH BENEFIT       INSURED'S AGE LAST    DEATH BENEFIT
 POLICY ANNIVERSARY         FACTOR           POLICY ANNIVERSARY        FACTOR

    1 through 40             2.50                    61                 1.28
         41                  2.43                    62                 1.26
         42                  2.36                    63                 1.24
         43                  2.29                    64                 1.22
         44                  2.22                    65                 1.20
         45                  2.15                    66                 1.19
         46                  2.09                    67                 1.18
         47                  2.03                    68                 1.17
         48                  1.97                    69                 1.16
         49                  1.91                    70                 1.15
         50                  1.85                    71                 1.13
         51                  1.78                    72                 1.11
         52                  1.71                    73                 1.09
         53                  1.64                    74                 1.07
         54                  1.57               75 through 90           1.05
         55                  1.50                    91                 1.04
         56                  1.46                    92                 1.03
         57                  1.42                    93                 1.02
         58                  1.38                    94                 1.01
         59                  1.34               95 or higher            1.00
         60                  1.30

Following is an example of how we calculate the death benefit.

                  OPTION 1                                     OPTION 2
                  --------                                     --------

          Facts:

     o The insured's age is less than 40 years old as of the date of death (applicable death benefit factor = 2.50).

     o    Policy's face amount is $250,000.

     o    There have been no loans taken against the policy.

     o    The account value is $125,000.

Under option 1, the death benefit would be    Under option 2, the death benefit would
the greater of $250,000 and $312,500          be the greater of $375,000 ($250,000 plus
($125,000 multiplied by 2.50).                $125,000) and $312,500 ($125,000
                                              multiplied by 2.50).
Therefore, the death benefit would be
$312,500.                                     Therefore, the death benefit would be
                                              $375,000.

SUICIDE EXCLUSION

If death of the insured occurs within two years of the date we issue the policy (or date of reinstatement in most states) as a result of suicide, we will pay only a limited benefit equal to the premium payments paid less any indebtedness and any withdrawals (including withdrawal fees), and less the monthly costs of insurance on persons other than the insured ever covered by rider. We will pay you the net cash surrender value if it is greater.

EFFECTIVE DATE OF COVERAGE AND TEMPORARY INSURANCE

If we approve your application, the insurance coverage provided by your policy will be effective when you have received the policy, signed any applicable amendments to the application, and paid the required minimum initial premium while the insured is alive and in the same health as indicated in the application. If we do not approve your application, we will notify you and return any premium you have paid.

You may be eligible for temporary insurance coverage between the date of your application and the effective date of your policy if you pay the required minimum initial premium with the application and meet certain underwriting standards. The amount of temporary insurance coverage is subject to a maximum of $500,000. Such coverage will remain in effect for a maximum of 90 days and is subject to other restrictions. The temporary insurance agreement is included in the application form.

CHANGES TO COVERAGE

You may apply for an increase in face amount at any time. The minimum increase is $25,000. We will require evidence of insurability before we will approve an increase.

You can request a decrease in the face amount of your policy at any time after the first policy anniversary. You cannot decrease the face amount below the minimum face amount. The minimum amount of any decrease is $25,000. A surrender charge will apply to the amount of the decrease. See the Surrender Charge section of this prospectus. Your monthly cost of insurance charges will be lower immediately following a decrease because our net amount at risk will be lower.

After the first policy year, you may change the death benefit option. We must approve any change in your death benefit option. Changes in your death benefit option will be effective on the first monthly anniversary day after we approve your request. If you change from option 1 to option 2, we will reduce the face amount by the amount, if any, needed to keep the death benefit the same both before and after the change. We will not allow this change if it causes the new face amount to fall below the minimum face amount. Your monthly cost of insurance charges will tend to be higher over the life of the policy if you change to option 2 because our net amount at risk will be higher.

If you change from option 2 to option 1, we will increase the face amount by the amount, if any, needed to keep the death benefit the same both before and after the change. Your monthly cost of insurance charges will tend to be lower over the life of the policy if you change to option 1 because our net amount at risk will be lower.

EXTENDED COVERAGE PERIOD

If the policy is in force on the policy anniversary on which the insured is age 100, the policy will continue under the extended coverage provision. We will permanently transfer all of your variable account value into the fixed account. The variable account value is the value of your investment in the sub-accounts. We will reduce the fixed account value by the amount of any outstanding indebtedness. We will not accept further premium or allow further loans, and we will not deduct further policy charges. The death benefit will be option 2. If your death benefit option was previously option 1, we will not decrease the face amount as described in the Changes to Coverage section of this prospectus unless the insured was 75 or older on the date we issued the policy. You may make withdrawals or surrender the policy in full at any time during the extended coverage period. Partial withdrawals may reduce the death benefit.

PAYMENT OPTIONS

We will pay the death benefit in a lump sum or under an income plan you or the beneficiary selects. If neither you nor the beneficiary selects an income plan, we will make a lump-sum payment of the proceeds. We typically make this lump-sum payment to a special account maintained by us. We provide the beneficiary with a checkbook to access these funds from that special account.

If you or the beneficiary select an income plan, we will send you a separate written agreement putting the plan into effect. The following income plans are available in addition to other plans we may make available in the future or upon request:

         INCOME               PLAN 1 Payments for Fixed Period - we make monthly
                              payments for a fixed number of years.
         INCOME               PLAN 2 Payments for Life--Guaranteed Period - we
                              make monthly payments for a guaranteed period or
                              the life of the payee, whichever is longer.
         INCOME               PLAN 3 Payments of a Fixed Amount - we make
                              monthly payments of a fixed amount until an amount
                              equal to the proceeds plus accrued interest has
                              been paid.
         INCOME               PLAN 4 Life Annuity--No Guaranteed Period - we
                              make monthly payments for the life of the payee.
         INCOME PLAN 5        Joint and Survivor - we make monthly payments as
                              long as one of two payees is alive.

Minimum guaranteed payments under any of these income plans are calculated with a minimum effective annual interest rate of 3%. In addition, minimum guaranteed payments under life income plans are based on the Annuity 2000 Table, with Projection Scale G, adjusted for age last birthday. Payments under an income plan do not vary with the investment experience of the sub-accounts.

While the insured is alive, you may select an income plan under which we will pay the death benefit of your policy. If the insured dies and you have not selected an income plan, the beneficiary may select an income plan. If you select an income plan before the insured's death, the beneficiary may not change the income plan after the insured's death.

The income plan selected and the time when the income plan is selected can affect the tax consequences to you or the beneficiary. You should consult your tax advisor before selecting an income plan.

POLICY VALUES AND VALUATION

ACCOUNT VALUE

The policy's account value is a cash value that you may withdraw, or borrow against, subject to certain limits and to the charges described in this prospectus. The account value is the sum of your interest in the sub-accounts and the fixed account at any time. The account value varies with the investment experience of the sub-accounts. There is no guaranteed minimum account value.

NET CASH SURRENDER VALUE

The net cash surrender value is the account value less any outstanding indebtedness and less any surrender charge that would apply on a full surrender or termination of your policy.

VALUATION OF THE SUB-ACCOUNTS

The value of your interest in a sub-account is measured in accumulation units. An accumulation unit is an accounting unit of measure. It is similar to a share of a mutual fund. The value of an accumulation unit ("accumulation unit value") varies from day to day depending on the investment performance (and expenses) of the fund in which the sub-account is invested.

The accumulation unit value of each sub-account is calculated at the end of each valuation date. A valuation date is any day the New York Stock Exchange is open for business. The value of an accumulation unit at the close of any valuation date is determined for each sub-account by multiplying the accumulation unit value of the sub-account at the close of the immediately preceding valuation date by the "net investment factor" (described below). Depending upon investment performance of the underlying fund in which the sub-account is invested, the accumulation unit value may increase or decrease.

The net investment factor for each sub-account for any valuation date is determined by dividing (a) by (b), and subtracting (c) from the result, where:

         (a) equals:       (1) the net asset value per share of the underlying
                           fund at the end of the current valuation date, plus

                           (2) the per share amount of any dividend or capital gain distribution made by the underlying fund on shares held in the sub-account if the "ex-dividend" date occurred between the end of the immediately preceding valuation date and the end of the current valuation date, plus or minus

                           (3) a per share charge or credit for any taxes reserved, which are determined by Columbus Life to have resulted from the investment operations of the sub-account between the end of the immediately preceding valuation date and the end of the current valuation date;

         (b) is the net asset value per share of the underlying fund determined at the end of the immediately preceding valuation date; and

         (c) is a factor representing the charges deducted from the sub-account on a daily basis for the daily portion of the annual mortality and expense risk charge.

When you allocate net premium or transfer amounts to a sub-account, your account value is credited with accumulation units. Other transactions, such as withdrawals and payments of monthly policy charges, will decrease the number of accumulation units. The number of accumulation units added to or subtracted from your account value is calculated by dividing the dollar amount of the transaction by the accumulation unit value for the sub-account at the close of trading on the valuation date when we process the transaction.

SURRENDER AND PARTIAL WITHDRAWALS

SURRENDER

You may surrender your policy and withdraw all of your net cash surrender value. We assess a surrender charge if you surrender your policy in full during the first 14 policy years or during the first 14 years following an increase in face amount. A full surrender will terminate your policy. A full surrender of your policy may have tax consequences.

PARTIAL WITHDRAWALS

At any time after the first policy year, you can withdraw part of your net cash surrender value less any applicable withdrawal fees. We charge a fee of $50 for each withdrawal after the first in a policy year. Each withdrawal must be at least $500.

Withdrawals and related fees will reduce your account value. We deduct the amount withdrawn (and any applicable withdrawal fee) on a pro-rata basis from each of your investment options. No withdrawal may be made that would reduce your net cash surrender value below $250.

Except when your death benefit is death benefit option 2, a withdrawal may also reduce the face amount of your policy. (If a withdrawal would cause the difference between the death benefit and the account value to increase after the withdrawal, our net amount at risk would increase. To offset this increase, we will decrease the face amount by the amount needed to keep that difference the same.) A surrender charge will apply to the amount of the decrease. See the Surrender Charge section of this prospectus. No withdrawal can reduce the face amount of your policy below the minimum face amount.

A withdrawal may have tax consequences. See the Taxes section of this prospectus.

CANCELING THE POLICY WITHOUT PENALTY

You may cancel the policy within 10 days after you receive it. The period may be longer in some states. If you cancel your policy during this free look period, we will refund to you all premiums allocated to the fixed account, all charges we deducted from your policy, and the current value of premiums you allocated to the sub-accounts calculated on the day we receive your notice of cancellation. In some states we refund all premiums you paid.

To cancel your policy, you must return it either to us at the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850, or to one of our agents, within the free look period.

After the free look period ends, you can surrender the policy for its net cash surrender value by notifying us in writing, but you cannot cancel the policy without incurring any charges.

DELAY IN PAYMENT

We will generally send payments and loan proceeds to you within 7 days of the date we process your surrender, withdrawal or loan request. We may delay payments from a sub-account for any of the following reasons:

     - You have made a premium payment by check that has not cleared the banking system.

     - The New York Stock Exchange is closed on a day that it normally would be open.

     -    Trading on the New York Stock Exchange is restricted.

     - Because of an emergency, it is not reasonably practicable for the sub-accounts to sell securities or to fairly determine the value of their investments.

     - The Securities and Exchange Commission permits us to postpone payments from the sub-accounts for your protection.

We may delay transfers from the sub-accounts for the same reasons.

We reserve the right to delay payments or transfers from the fixed account for up to 6 months or a shorter period if required by state law. We do not expect to delay payments from the fixed account and we will notify you if there will be a delay.

LOANS

You can borrow money from us by using your policy as the sole collateral for the loan. The most you can borrow against your policy is 90% of your net cash surrender value, less an amount equal to the monthly policy charges for the next two months.

If you borrow money, we will transfer an amount equal to the amount of the loan from each of your investment options on a pro-rata basis to your loan account. Your loan account holds the collateral for your loan. Because the amounts transferred to the loan account do not participate in the experience of the sub-accounts or the fixed account, a loan can have a negative effect on both the policy's account value and death benefit, whether or not the loan is repaid.

We pay interest on your loan account. The minimum interest we pay is 3% annually.

We charge interest on the amounts you borrow at a maximum loan interest rate of 8% annually. The loan interest rate is fixed for the life of the loan. Interest is due on each policy anniversary and on the date the loan is repaid. If you do not pay the interest when it is due, we will treat it as an additional loan.

You can repay all or part of your loan at any time while the insured is living. When you make a payment toward the principal amount of your loan, we transfer the amount of the loan payment from your loan account back to your investment options on a pro-rata basis according to your allocation instructions at that time. You must specifically designate a payment as a loan repayment or we will treat it as an additional premium payment instead.

If you do not repay the loan before the insured dies, we will deduct the outstanding loan amount ("indebtedness") when determining your death benefit. If you do not repay the loan before you surrender your policy, we will deduct the indebtedness to determine the net cash surrender value proceeds.

If the indebtedness causes your net cash surrender value to become negative, we can terminate your policy. We will tell you that we intend to terminate your policy by mailing a notice to you at least 61 days before we terminate your policy. The notice will tell you the minimum amount of loan repayment that you must pay to keep your policy in force. We will mail the notice to your address as shown on our records. If our records indicate that someone holds your policy as collateral, we will also mail a copy of the notice to that person's address as shown on our records.

LAPSE AND REINSTATEMENT

If your net cash surrender value on a monthly anniversary day is not sufficient to pay the monthly policy charges for the current month, and your policy does not meet the minimum premium test under the no-lapse guarantee (during the no-lapse guarantee period) your policy will enter a grace period. A grace period is a 61-day period that starts on the day after we mail you a notice. We will mail grace period notices to you at your address as shown on our records. We also mail these notices to anyone holding your policy as collateral as shown on our records at the collateral holder's address as shown on our records. The notice will tell you the amount of premium you need to pay to keep the policy in force. The amount will be the lesser of 1) the amount needed under the no-lapse guarantee to keep the policy in force through the end of the grace period; or 2) the premium needed to pay the monthly policy charges due through the end of the grace period. If you have outstanding indebtedness, you will also have the option of making loan repayment sufficient to keep the policy in force.

If you do not pay the needed premium or loan repayment, your policy will lapse, or terminate, at the end of the 61-day grace period. If you pay the needed premium or loan repayment, your policy will continue in force. If the insured dies during the grace period, we will deduct the monthly charges due from the death benefit.

You may apply to reinstate the policy within five years (or a shorter period in some states) after the date it lapses. In order to reinstate, we must approve your application for reinstatement, you must pay any past charges due, and you must repay any indebtedness.

TAXES

Following is a summary of the material federal tax consequences to an owner and beneficiary of a policy. State and local taxes are not discussed herein. This summary is for your information. We do not guarantee that the policy will always receive the tax treatment described. This summary is general in nature. It is not tax advice. You should consult a qualified tax advisor for more complete information.

This discussion is based on federal income tax law and interpretations in effect as of the date of this prospectus and is subject to later changes in such tax law or interpretations. This discussion assumes that the policy owner is a natural person who is a U.S. citizen and resident. The tax effects for an owner who is not a natural person, U.S. citizen or U.S. resident may be different than the effects discussed herein.

TAX STATUS OF POLICY

We intend for the policy to meet the definition of a "life insurance contract" under Section 7702A of the Internal Revenue Code. The earnings in a policy meeting the definition of "life insurance contract" are tax-deferred until withdrawn. The death proceeds are excluded from the beneficiary's gross income. A policy could fail to qualify as a "life insurance contract" if excessive premiums are paid into the policy. We monitor premium payments and will refuse to accept premiums that would cause the policy to fail to qualify as life insurance.

MODIFIED ENDOWMENT CONTRACT

A modified endowment contract ("MEC") is a life insurance contract that is issued in exchange for a MEC, or a life insurance contract that does not satisfy the "7-pay test". The "7-pay test" compares the actual premium paid in the first 7 policy years against a pre-determined premium amount as set forth in Code
Section 7702A. If there is a material change to a policy, such as a change in the policy's death benefit, a policy may be subjected to a new 7-pay test to determine if the change has caused the policy to become a MEC. The new 7-pay test may be over the same, or a new, 7-year period.

TAX CONSEQUENCES OF WITHDRAWALS AND LOANS

Tax treatment of distributions depends on whether a policy is a modified endowment contract or not. The following table indicates the tax treatment loans and withdrawals ordinarily receive.

--------------------------------------------------------------------------------
                 POLICY IS NOT A MEC              POLICY IS A MEC
--------------------------------------------------------------------------------
WITHDRAWALS      Deemed to be distribution of     Deemed to be distribution of
                 cost basis first, then           earnings first, then cost
                 earnings.  Distributions of      basis.  Distributions of
                 cost basis not subject to        earnings are subject to
                 income tax.                      ordinary income tax.*
--------------------------------------------------------------------------------
LOANS            Not subject to income tax        Loans are subject to ordinary
                 until policy is surrendered or   income tax to the extent of
                 lapses.  Outstanding loan        any gain in the contract.*
                 amount deemed to be
                 distribution subject to
                 ordinary income tax on
                 surrender or lapse.
--------------------------------------------------------------------------------

* There will be an additional 10% penalty tax if the policy is a MEC and the distribution occurs before age 59 1/2, unless the policy owner is disabled (as defined under the Code), or if the distribution is part of a series of substantially equal periodic payments for the owner's life (or life expectancy) or the joint lives (or joint life expectancies) of the owner and a beneficiary under the policy.

There may be exceptions to the above rules. For example, if a policy is not a MEC, Code Section 7702 places certain restrictions on the amount of premium payments that may be made and the policy's contract value that can accumulate relative to the death benefit. When cash distributions are made during the first 15 years after a policy is issued, and such distributions cause a reduction in the death benefit, some or all of such distributions may be includible in income pursuant to Code Section 7702(f)(7). Policy owners should carefully consider the consequences of initiating any changes in the terms of the policy.

ACCELERATED DEATH BENEFITS

Whether or not a policy is a modified endowment contract, amounts received under an accelerated death benefit rider may be excludable from gross income under
Section 101(g) in some circumstances, but such amounts are not always excludable. We reserve the right to modify the accelerated death benefit rider as we deem necessary in order to comply with changes in federal tax law and to preserve the status of a policy as a life insurance contract. You should consult a qualified tax advisor regarding the possible consequences of receiving an accelerated death benefit.

EXTENDED COVERAGE

Due to uncertainties in interpretations of current tax law, it is uncertain whether a policy will fail to qualify as a life insurance contract if coverage is continued beyond the insured's age 100. You should consult a qualified tax advisor regarding the possible tax consequences of continuing coverage beyond the insured's age 100.

TAX CONSEQUENCES ON INSURED'S DEATH

Death proceeds payable to a beneficiary under a policy meeting the definition of a "life insurance contract" are excludable from the beneficiary's gross income.

If the owner is the insured under the policy, the death benefit under the policy generally will be includible in the owner's estate for purposes of federal estate tax if: (1) the proceeds were payable to or for the benefit of the owner's estate; or (2) the owner held any "incident of ownership" in the policy at death or at any time within three years of death.

DEATH OF OWNER WHO IS NOT THE INSURED

If the owner is not the insured under the policy, and the owner dies before the insured, the value of the policy, as determined under U.S. Secretary of Treasury regulations, is includible in the owner's estate for federal estate tax purposes.

TRANSFERS

If a policy owner transfers ownership of a policy to another person, the transfer may be subject to federal gift tax. In addition, if a policy owner transfers ownership to a person two or more generations younger than the owner, the transfer may be subject to generation-skipping transfer tax. The generation-skipping transfer tax provisions generally apply to transfers that would be subject to the gift and estate tax rules.

FEDERAL ESTATE AND GIFT TAX

Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, in 2003, an estate of less than $1,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes to the extent an estate is to be distributed to the surviving spouse of the deceased.

The generation-skipping transfer tax rate is equal to the maximum estate tax rate (49% in 2003) and there is a provision for a lifetime exemption amount of $1,120,000 for 2003. Due the complexity of these rules and the changes made in the federal estate, gift and generation-skipping tax laws under the Economic Growth and Tax Relief Reconciliation Act of 2001, you should consult a qualified tax advisor regarding such taxes.

CORPORATE AND QUALIFIED RETIREMENT PLAN OWNERSHIP

There are special tax issues for corporate and qualified retirement plan owners:

     - If a policy is purchased by a trust or other entity that forms part of a qualified retirement plan that is qualified as a tax-favored plan under Code Section 401(a) for the benefit of participants covered under the plan, special tax treatment will apply to the policy.


     - Using a policy to fund deferred compensation arrangements for employees has special tax consequences.

     - Corporate ownership of a policy may affect an owner's liability under the alternative minimum tax.

Policy owners should consult a qualified tax advisor regarding these matters.

WITHHOLDING

Distributions from a policy (other than the payment of a tax-free death benefit under the policy) are generally subject to federal income tax withholding. An owner is generally permitted to elect not to have federal income taxes withheld if the owner notifies us in a timely manner of the election (and meets certain reporting requirements as to such election). A distribution from a modified endowment contract may be subject to mandatory back-up withholding (which cannot be waived) if no taxpayer identification number is provided to Columbus Life or if the IRS notifies Columbus Life that back-up withholding is required. The mandatory back-up withholding rate is currently 31% of the income that is distributed.

LEGAL PROCEEDINGS

Columbus Life and its affiliates are or may become involved in various legal actions in the normal course of business. Although there can be no assurances, as of the date of this prospectus, Columbus Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of Columbus Life. As of the date of this prospectus, neither Columbus Life, Separate Account 1, nor Touchstone Securities, Inc., is involved in any legal or administrative proceedings that are material to the policies.

FINANCIAL STATEMENTS

The financial statements for Separate Account 1 and financial statements of Columbus Life are included in the Statement of Additional Information. The financial statements of Columbus Life are relevant only for the purpose of showing the ability of Columbus Life to meet its contractual obligations under the policies. The financial statements of Columbus Life do not show or contain any information about the investment performance of Separate Account 1.

TERMINOLOGY INDEX

--------------------------------------------------------------------------------
A

account valueo  34
accumulation unito  34
accumulation unit valueo  34

--------------------------------------------------------------------------------
C

cash valueo  34
Columbus Lifeo  11

--------------------------------------------------------------------------------
D

death benefito  29

--------------------------------------------------------------------------------
E

extended coverageo  32

--------------------------------------------------------------------------------
F

face amounto  29
fixed accounto  14
free looko  36

--------------------------------------------------------------------------------
G

grace periodo  39

--------------------------------------------------------------------------------
I

income plano  33
indebtednesso  38
initial premiumo  26

--------------------------------------------------------------------------------
L

loan accounto  38

--------------------------------------------------------------------------------
M

minimum face amounto  29
monthly anniversary dayo  16

--------------------------------------------------------------------------------
N

net amount at risko  16
net cash surrender valueo  34
net premiumo  27

--------------------------------------------------------------------------------
P

planned premiumo  26
policy anniversaryo  5
policy yearso  5

--------------------------------------------------------------------------------
R

risk classo  19

--------------------------------------------------------------------------------
S

Separate Account 1o  11
sub-accountso  11

--------------------------------------------------------------------------------
T

term no-lapse guaranteeo  27

--------------------------------------------------------------------------------
V

valuation dateo  34
variable account valueo  32

STATEMENT OF ADDITIONAL INFORMATION
A statement of additional information (SAI) contains more information about Separate Account 1. The SAI is incorporated by reference into this prospectus. You may request that we send you a free copy of the SAI, or you may access it on our website at www.columbuslife.com under "Explore Our Products".

PERSONALIZED ILLUSTRATION
We will provide a free personalized illustration of hypothetical death benefits, account values, and cash surrender values to you upon request. After the policy is issued, we may charge a fee for each illustration after the first in a policy year.

CONTACT US
Call us at 1-800-677-9595

     -    for a free copy of the SAI

     -    to request a personalized illustration

     -    to request other information about the policy

     -    to inquire about your policy or to request policy transactions*


You may also write to Columbus Life Customer Service at P.O. Box 2850, Cincinnati, Ohio, 45201-2850.

*We have established security procedures for telephone transactions, such as recording telephone calls. We may also require a personal identification number or other identifying information. We will not be liable for losses due to unauthorized or fraudulent telephone instructions if we follow reasonable security procedures and reasonably believe the instructions are genuine.




You can review and copy other information about the policy, Columbus Life Insurance Company and Separate Account 1 (including the SAI) at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. For information about the operation of the public reference room, call the SEC at 1-202-942-8090. Reports and other information about the Registrant are available on the Securities and Exchange Commission's website at http://www.sec.gov. You may obtain copies of the information, for a fee, by writing to the Public Reference Section of the Securities and Exchange Commission, 450 Fifth Street N.W., Washington, D.C. 20549-0102.

Investment Company Act File No. 811-09337.

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2003

COLUMBUS LIFE INSURANCE COMPANY
SEPARATE ACCOUNT 1

LEGACY SURVIVORSHIP VARIABLE UNIVERSAL LIFE
PINNACLE VARIABLE UNIVERSAL LIFE
COLUMBUS LIFE VARIABLE UNIVERSAL LIFE

ISSUED BY COLUMBUS LIFE INSURANCE COMPANY, CINCINNATI, OHIO

This statement of additional information is not a prospectus. It contains information in addition to the information set forth in the current prospectuses dated May 1, 2003 for the individual and survivorship variable universal life policies offered by Columbus Life Insurance Company through its Separate Account
1. You should read this statement of additional information in conjunction with the prospectus for the appropriate policy. Unless otherwise noted, the terms used in this statement of additional information have the same meanings as those set forth in the prospectuses.

You may request that we send you a free copy of the prospectus for a policy by calling Columbus Life Customer Service at 1-800-677-9595, or by writing to us at P.O. Box 2850, Cincinnati, Ohio 45201-2850. You may also access a copy of the prospectus for each policy on our website at http://www.columbuslife.com under "Explore Our Products".

                                TABLE OF CONTENTS


           COLUMBUS LIFE INSURANCE COMPANY               4

           SEPARATE ACCOUNT 1                            4

           DISTRIBUTION OF THE POLICIES                  5

           PERFORMANCE INFORMATION                       6

           MONEY MARKET YIELD                            7

           TOTAL RETURN                                  8

           TAXES                                        12

           INDEPENDENT AUDITORS                         13

           FINANCIAL STATEMENTS                         13

COLUMBUS LIFE INSURANCE COMPANY

Columbus Life Insurance Company (Columbus Life) is a stock life insurance company organized under the laws of the State of Ohio on September 8, 1986. It is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), a stock life insurance company organized under the laws of the State of Ohio on February 23, 1888, which is a wholly-owned subsidiary of Western-Southern Mutual Holding Company, a mutual holding company organized under the laws of the State of Ohio on September 19, 2000. Columbus Life issues insurance and annuity contracts and is located at 400 East Fourth Street, Cincinnati, Ohio 45202. Columbus Life is subject to supervision by the departments of insurance of the various states in which it is licensed to transact business.

SEPARATE ACCOUNT 1

Columbus Life established Columbus Life Insurance Company Separate Account 1 (Separate Account 1) under Ohio law on September 10, 1998. Separate Account 1 is registered with the SEC as a unit investment trust.

The AIM, Alger, Deutsche, Fidelity, Franklin Templeton, Janus, JP Morgan, MFS, Oppenheimer, PIMCO, Putnam, Scudder, and Van Kampen funds offer shares to Separate Account 1 and other separate accounts of unaffiliated life insurance companies to fund benefits under variable annuity contracts and variable life insurance policies, and may also offer shares to certain qualified plans. Touchstone and Legends offer shares to the separate accounts of affiliated life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. We do not foresee any disadvantage to you arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various purchasers of contracts and policies to conflict. For example, violation of the federal tax laws by one separate account investing in a fund could cause the contracts or policies funded through another separate account to lose their tax-deferred status, unless remedial action were taken.

If a material irreconcilable conflict arises between separate accounts, a separate account may be required to withdraw its investment in a fund. If it becomes necessary for a separate account to replace its shares of a fund with another investment, the fund may have to liquidate portfolio securities on a disadvantageous basis. At the same time, the funds are subject to conditions imposed by the Securities and Exchange Commission that are designed to prevent or remedy any conflict of interest. These conditions require the Board of Trustees of each fund to monitor events in order to identify any material irreconcilable conflict that may possibly arise and to determine what action, if any, should be taken to remedy or eliminate the conflict.

DISTRIBUTION OF THE POLICIES

Touchstone Securities, Inc. (TSI) is the sole distributor of the policies. TSI is a wholly-owned subsidiary of Western Southern Life Assurance Company (WSLAC) which is a wholly-owned subsidiary of WSLIC. TSI is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (NASD) and Securities Investor Protection Corporation (SIPC). The policies will be sold by registered representatives of TSI who are also licensed as insurance agents and appointed with Columbus Life. The policies may be offered through other broker-dealers who have entered into agreements with TSI.

The offering of the policies is continuous. Columbus Life does not anticipate discontinuing offering the policies, although it reserves the right to do so.

For Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life, broker-dealers or registered representatives may be paid commission of up to 110% of the first year target premium and up to 3% of all premiums in excess of first year target premium. Each year thereafter, Columbus Life may pay a commission of 4.5% or less on all premiums paid on a policy. Each year after the first Columbus Life may also pay a service fee of 0.25% or less of the account value, less any indebtedness. Other allowances and overrides may also be paid. Registered representatives who meet certain profitability and productivity thresholds may be eligible for additional compensation.

For Columbus Life Variable Universal Life, broker-dealers or registered representatives may be paid commission of up to 105% of the first year target premium and up to 3% of all premiums in excess of first year target premium. Each year thereafter, Columbus Life may pay a commission of 3% or less on all premiums paid on a policy. Each year after the first Columbus Life may also pay a service fee of 0.25% or less of the account value, less any indebtedness. Other allowances and overrides may also be paid. Registered representatives who meet certain profitability and productivity thresholds may be eligible for additional compensation.

Sales commissions attributable to the Columbus Life individual and survivorship variable universal life policies paid by Columbus Life to TSI over the last three years are shown below.

                                          SALES                        AMOUNTS
FOR THE YEAR ENDED             COMMISSIONS PAID        RETAINED BY DISTRIBUTOR

December 31, 2000                          $                             $0
December 31, 2001                          $                             $0
December 31, 2002                          $                             $0

PERFORMANCE INFORMATION

We may include performance information for the subaccounts in advertisements, sales literature and reports to policy owners or prospective owners.

We may report performance information in any manner permitted under applicable law. For example, we may report total returns and average annual total returns for the funds and/or the subaccounts or present performance information as a change in a hypothetical policy owner's account value or death benefit. The performance information may cover various periods of time, including periods beginning with the start of operations of a subaccount or the fund in which it invests.

Performance information will not reflect the deduction of all charges applicable to a particular policy. For Legacy Survivorship Variable Universal Life and Pinnacle Variable Universal Life, the performance information we advertise will be net of fund company expenses but gross of policy charges. For Columbus Life Variable Universal Life, performance information will be net of fund company expenses and the mortality and expense risk charge which is reflected in accumulation unit values. Performance information for Columbus Life Variable Universal Life is gross of all other policy charges. If all charges applicable to a particular policy were included, performance would be reduced.

You can request a personalized illustration that shows the performance of a hypothetical policy net of all policy charges. We may charge a fee for each illustration after the first. The illustration will be based on the hypothetical investment return that you request. The net cash surrender value provided in the illustration will assume all fund charges and expenses, all Separate Account 1 charges and all policy charges, including a surrender charge, are deducted. The account value provided in the illustration will assume all charges except the surrender charge are deducted. Your policy's actual investment performance may not be the same as the performance of the hypothetical policy shown in the illustration. You should not consider any performance information to be an estimate or guarantee of future performance.

We may also compare the performance of a subaccount to the performance of other separate accounts or investments as listed in rankings prepared by independent organizations that monitor the performance of separate accounts and other investments. We may also include evaluations of the subaccounts published by nationally recognized ranking services or nationally recognized financial publications.

MONEY MARKET YIELD

Columbus Life may quote or advertise the yield of the money market subaccount. The Company computes the money market subaccount's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the underlying money market fund, or on its portfolio securities. This current annualized yield is calculated according to the following formula:

YIELD  =  (BASE PERIOD RETURN/7) *365

         Where:

         BASE PERIOD RETURN          = The percentage (or net) change in the
                                       accumulation unit value for the money
                                       market ("AUV") over a 7-day period
                                       determined as follows:

                   AUV at end of 7-day period - AUV at beginning of 7-day period
                   -------------------------------------------------------------
                                AUV at beginning of 7-day period

Because the net asset value of the money market fund rarely deviates from
1.000000 per unit, the change in the accumulation unit value for the money market subaccount (numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period (less mortality and expense risk charges deducted from the subaccount over the 7-day period for Columbus Life Variable Universal Life). For Columbus Life Variable Universal Life, because deductions for mortality and expense risk charges are reflected in performance information, the yield for the money market subaccount of Separate Account 1 will be lower than the yield for the underlying money market fund or any comparable substitute funding vehicle.

Columbus Life may also quote or advertise the effective yield of the money market subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:

EFFECTIVE YIELD  =  [(BASE PERIOD RETURN + 1)365/7] - 1

The yields and effective yields for the money market subaccount for the 7-day period ended December 31, 2002 are as follows:

         Yield                                       Effective Yield
         -----                                       ---------------

The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The money market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying money market fund or substitute funding vehicle, the types and quality of portfolio securities held by the underlying money market fund or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of policy charges, except for the mortality and expense risk charge in Columbus Life Variable Universal Life.

TOTAL RETURN

The performance of the funds or subaccounts may be quoted or advertised by Columbus Life in various ways. All performance information supplied by Columbus Life in advertising is based upon historical results of the funds or subaccounts and is not intended to indicate future performance of either one. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration. The value of an accumulation unit and total returns fluctuate in response to market conditions, interest rates and other factors.

Average annual total returns are calculated by determining the average annual compounded rates of return over one, five and ten year periods (and/or since commencement of operations) that would equate an initial hypothetical investment to the ending redeemable value according to the following formula:

P (1 + T)n = ERV where:

         P    =  a hypothetical initial purchase payment of $1,000
         T    =  average annual total return
         n    =  number of years and/or portion of a year
         ERV  =  ending redeemable value of a hypothetical initial purchase payment of $1,000 at the end of the applicable period

While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that any fund or subaccount's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of any fund or subaccount.

In addition to average annual total returns, we may quote cumulative total returns for a fund or subaccount reflecting the simple change in value of any investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount.

"Total return" or "average annual total return" for a subaccount quoted in advertising reflects all aspects of a subaccount's return, including the effect of reinvestment by the subaccount of income and capital gain distributions and any change in the subaccount's value over the applicable period. For Columbus Life Variable Universal Life, such quotations reflect the mortality and expense risk charge. No other policy charges are reflected in total return.

The following two tables set forth the type of total return data for each subaccount that we currently use in advertising. All data shown is for the period ended December 31, 2002.

The first table is performance information for the Pinnacle Variable Universal Life and the Legacy Survivorship Variable Universal Life products. Returns are net of fund management fees and expenses and gross of all policy charges.

                                                                                    AVERAGE ANNUAL TOTAL RETURN
                                                                                        AS OF 12/31/2002
                                                                 INCEPTION
                                                                   DATE OF                                                   SINCE
                                                                     FUND    3 MONTHS  1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION
Fidelity(R) VIP Equity-Income Portfolio - Service Class 2         01/12/00
Fidelity(R) VIP Contrafund(R) Portfolio - Service Class 2         01/12/00
Fidelity(R) VIP Growth & Income Portfolio - Service Class 2       01/12/00
Fidelity(R) VIP Growth Portfolio - Service Class 2                01/12/00
Fidelity(R) VIP Asset ManagerSM Portfolio - Service Class 2       01/12/00
Fidelity(R) VIP Balanced Portfolio - Service Class 2              01/12/00
Fidelity(R) VIP Mid Cap Portfolio - Service Class 2               01/12/00
Fidelity(R) VIP Money Market Portfolio - Initial Class            01/01/83
Janus Aspen Mid Cap Growth Portfolio - Service Shares1            12/31/99
Janus Aspen Capital Appreciation Portfolio - Service Shares       12/31/99
Janus Aspen Worldwide Growth Portfolio - Service Shares           12/31/99
Legends Harris Bretall Equity Growth Portfolio                    12/08/92
Legends Third Avenue Value Portfolio                              12/14/92
Legends Gabelli Large Cap Value Portfolio                         12/14/92
Legends Baron Small Cap Portfolio                                 12/14/92
MFS(R) Capital Opportunities Series - Service Class               05/01/00
MFS(R) Emerging Growth Series - Service Class                     05/01/00
MFS(R) Mid Cap Growth Series - Service Class                      05/01/00
MFS(R) New Discovery Series - Service Class                       05/01/00
Oppenheimer Aggressive Growth Fund/VA - Service Class             10/16/00
Oppenheimer Strategic Bond Fund/VA - Service Class                12/31/00
Oppenheimer International Growth Fund/VA - Service Class          12/31/00
Scudder VIT EAFE(R) Equity Index Fund - Class A                   08/22/97
Scudder VIT Equity 500 Index Fund - Class A                       10/01/97
Scudder VIT Small Cap Index Fund - Class A                        08/25/97
Touchstone Emerging Growth Fund                                   02/24/95
Touchstone Small Cap Value Fund                                   05/17/99
Touchstone Growth/Value Fund                                      05/01/01
Touchstone Large Cap Growth Fund                                  05/01/01
Touchstone Enhanced 30 Fund                                       05/17/99
Touchstone Value Plus Fund                                        05/01/98
Touchstone High Yield Fund                                        05/17/99
Touchstone Bond Fund                                              02/24/95
Touchstone Standby Income Fund                                    02/24/95

1    Formerly, Janus Aspen Aggressive Growth Portfolio.

                                     Page 9

The second table is performance information for the Columbus Life Variable
Universal Life. Returns are net of fund management fees and expenses the .90% mortality and expense risk charge. Returns are gross of all other policy charges.

                                                                                    AVERAGE ANNUAL TOTAL RETURN
                                                                                        AS OF 12/31/2002
                                                                 INCEPTION
                                                                   DATE OF                                                   SINCE
                                                                     FUND    3 MONTHS  1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION
AIM V.I. Growth Fund - Series I                                   05/05/93
AIM V.I. Government Securities Fund - Series I                    05/05/93
Alger American Small Capitalization Portfolio - Class O           09/21/88
Alger American Growth Portfolio - Class O                         01/09/89
Scudder VIT EAFE(R)Equity Index Fund - Class A                    08/22/97
Scudder VIT Equity 500 Index Fund - Class A                       10/01/97
Scudder VIT Small Cap Index Fund - Class A                        08/25/97
Fidelity(R)VIP Equity-Income Portfolio - Service Class 2          01/12/00
Fidelity(R)VIP Contrafund(R)Portfolio - Service Class 2           01/12/00
Fidelity(R)VIP Growth & Income Portfolio - Service Class 2        01/12/00
Fidelity(R)VIP Growth Portfolio - Service Class 2                 01/12/00
Fidelity(R)VIP Asset ManagerSM Portfolio - Service Class 2        01/12/00
Fidelity(R)VIP Balanced Portfolio - Service Class 2               01/12/00
Fidelity(R)VIP Mid Cap Portfolio - Service Class 2                01/12/00
MFS(R)Capital Opportunities Series - Service Class                05/01/00
MFS(R)Emerging Growth Series - Initial Class                      10/09/95
MFS(R)Investors Trust Series - Initial Class                      10/09/95
MFS(R)Mid Cap Growth Series - Service Class                       05/01/00
MFS(R)New Discovery Series - Service Class                        05/01/00
PIMCO VIT Long-Term U.S. Government Portfolio                     05/01/99
   - Administrative Class
Touchstone International Equity Fund                              02/24/95
Touchstone Emerging Growth Fund                                   02/24/95
Touchstone Small Cap Value Fund                                   05/17/99
Touchstone Growth/Value Fund                                      05/01/01
Touchstone Large Cap Growth Fund                                  05/01/01
Touchstone Enhanced 30 Fund                                       05/17/99
Touchstone Value Plus Fund                                        05/01/98
Touchstone Growth & Income Fund                                   02/24/95
Touchstone Balanced Fund                                          02/24/95
Touchstone High Yield Fund                                        05/17/99
Touchstone Bond Fund                                              02/24/95
Touchstone Standby Income Fund                                    02/24/95
Touchstone Money Market Fund                                      05/01/01

     Any total return quotation provided for a subaccount should not be considered as representative of the performance of the subaccount in the future, since the net asset value will vary based not only on the type, quality and maturities of the securities held in the underlying fund in which the subaccount invests, but also on changes in the current value of such securities and on changes in the expenses of the underlying fund. For Columbus Life Variable Universal Life, performance quotations will also vary based on changes in the mortality and expense risk charge. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of a subaccount to total returns published for other investment companies or other investment vehicles.

Columbus Life may advertise examples of the effects of dollar cost averaging, whereby a policy owner periodically invests a fixed dollar amount in a subaccount, thereby purchasing fewer accumulation units when prices are high and more accumulation units when prices are low. While such a strategy does not assure a profit nor guard against a loss in a declining market, the policy owner's average cost per accumulation unit can be lower than if fixed numbers of accumulation units had been purchased at the same intervals or if the same total amount of money were put into the policy all at one point in time. In evaluating dollar cost averaging, owners should consider their ability to continue purchasing accumulation units during periods of low price levels.

Performance information for any subaccount may be compared, in reports to policy owners and in advertising, to stock indices, other variable annuity separate accounts or other products tracked by Lipper Analytical Services, or other widely used independent research firms, which rank variable annuities and investment companies by overall performance, investment objectives and assets. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

TAXES

Your policy will be treated as "life insurance" for federal income tax purposes
(a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"), and (b) for as long as the investments made by the mutual funds available for investment under the policy satisfy certain investment diversification requirements under Code Section 817(h). We believe that the policy will meet the statutory definition of life insurance. As a result, the death benefit payable under the policy will generally be excludable from the beneficiary's gross income, and interest and other income credited under the policy will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the insured's death. However, if the policy is transferred for valuable consideration, then a portion of the death benefit payable under the policy may be includable in the beneficiary's gross income.

Your policy will generally be considered under the Code to be a "modified endowment contract" if the policy meets the requirements of Code Section 7702 but fails the "7-pay test" of Code Section 7702A. A life insurance policy will be classified as a modified endowment contract if premiums are paid more rapidly than allowed by the "7-pay test." The "7-pay test is described in the Taxes section of each prospectus.

Diversification

As has been noted before, your policy will be treated as "life insurance" for federal income tax purposes only if, among other things, the investments made by the mutual funds available for investment under the policy satisfy certain investment diversification requirements under Code Section 817(h).

The U.S. Secretary of the Treasury has issued regulations that implement the investment diversification requirements of Code Section 817(h). If there is a failure to comply with these regulations, your policy will be disqualified as a life insurance policy under Code Section 7702 and you will be subject to federal income tax on the income under the policy for the period of disqualification and for subsequent periods, unless the failure was inadvertent, is corrected, and you, as policy owner or the issuer pays an amount to the IRS. Separate Account 1, through the funds, therefore intends to comply with these requirements.

In connection with the issuance of then temporary regulations, the U.S. Secretary of the Treasury has stated that it anticipated the issuance of guidelines that could describe certain circumstances in which your ability as the owner of your policy to direct your investments under the policy to particular subaccounts within Separate Account 1 would cause you, rather than Columbus Life, to be treated as the owner of the assets of Separate Account 1. If you were considered the owner of the assets of Separate Account 1, income and gains from Separate Account 1 would be included in your income for federal income tax purposes. Columbus Life thus reserves the right to amend the policy in any way necessary to avoid any such result.

As of the date of this prospectus, however, no such guidelines have been issued, although the U.S. Secretary of the Treasury has informally suggested that any such guidelines could limit the number of investment funds or frequency of transfers among such funds. If issued, these guidelines may be applied retroactively.

Taxation of Columbus Life

Columbus Life is taxed as a life insurance company under federal income tax laws. Columbus Life does not initially expect to incur any income tax on the earnings or the realized capital gains attributable to Separate Account 1. If, in the future, Columbus Life determines that Separate Account 1 may incur federal income taxes, then it may assess a charge against the subaccounts for those taxes. Any charge will reduce your policy's account value.

We may have to pay state, local or other taxes in addition to premium taxes. At present, these taxes are not substantial. If they increase, charges may be made for such taxes when they are attributable to Separate Account 1 or allocable to your policy.

In addition, certain funds in which the subaccounts are invested may elect to pass through to Columbus Life taxes withheld by foreign taxing jurisdictions of foreign source income. Such an election may result in additional taxable income and income tax to Columbus Life, which could result in charges being made for such taxes. The amount of the additional income tax, however, may be more than offset by credits for the foreign taxes withheld that are also passed through. These credits may provide a benefit to Columbus Life.

INDEPENDENT AUDITORS

The financial statements of Columbus Life Insurance Company Separate Account 1 at December 31, 2002, and for the periods then ended, and Columbus Life Insurance Company at December 31, 2002 and 2001, and for the years then ended, appearing in this statement of additional information and registration statement have been audited by Ernst & Young LLP, 250 East Fifth Street, Cincinnati, Ohio 45202, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements for Separate Account 1 and the financial statements of Columbus Life are included in this statement of additional information. The financial statements of Columbus Life are relevant only for the purpose of showing the ability of Columbus Life to meet its contractual obligations under the policies. The financial statements of Columbus Life do not show or contain any information about the investment performance of Separate Account 1.

                                     PART C

                                OTHER INFORMATION

ITEM 27. -- EXHIBITS

     (a) Resolution of Board of Directors of the Columbus Life Insurance Company dated September 10, 1998 authorizing the establishment of the Separate Account (1)

     (b)  Not applicable

     (c)  (1) (i)  Distributor Agreement between the Columbus Life Insurance
                   Company, on behalf of Separate Account 1, and Touchstone Securities, Inc. (3)

          (2) (i) Specimen of typical agreement(s) between Touchstone Securities, Inc. and dealers, managers, sales supervisors and salesmen (2)

               (ii)Form of Broker-Dealer Sales Agreement by and between
                   Touchstone Securities, Inc., its affiliated insurance agencies, a broker-dealer and a life agency (5)

          (3)      Override commission schedule. (6)

     (d)  (1)      Form of Columbus Life Flexible Premium Variable Universal
                   Life Insurance Policy (2)

          (2)      Form of Disability Credit Rider (2)

          (3)      Form of Children's Term Rider (2)

          (4)      Form of Accidental Death Rider (2)

          (5)      Form of Accelerated Death Benefit Rider (2)

          (6)      Form of Insured Insurability Rider (2)

          (7)      Form of Other Insured Term Rider (2)

          (8)      Form of Aviation Exclusion Rider (4)

          (9)      Form of Military Aviation Exclusion Rider (4)

     (e)  (1)      Form of Columbus Life Insurance Company Application for Life
                   Insurance (2)

          (2) Form of Columbus Life Insurance Company Supplement to Application for Life Insurance to be Completed When Applying for Flexible Premium Variable Universal Life (2)

          (3) Alternative form of Columbus Life Insurance Company Application for Life Insurance (5)

     (f)  (1) (i)  Certificate of Incorporation of the Columbus Life Insurance
                   Company (2)

              (ii) Certificate of Amendment of Articles of Incorporation of
                   Columbus Life Insurance Company (2)

          (2)     Code of Regulations of the Columbus Life Insurance Company (2)

     (g)  Not applicable.

     (h)  (1) (i) Participation Agreement by and among AIM Variable Insurance
                  Funds, Inc., Columbus Life Insurance Company, on behalf of itself and its separate accounts, and Touchstone Securities, Inc. (2)

             (ii) Agreement with respect to Trademarks and Fund Names between
                  AIM Management Group Inc. and Columbus Life Insurance Company (2)

            (iii) Administrative Services Agreement between Columbus Life
                  Insurance Company and AIM Advisors, Inc. (2)

          (2) (i) Participation Agreement by and among The Alger American Fund, Columbus Life Insurance Company on its own behalf and on behalf of its Separate Account 1 and Fred Alger & Company (2)

             (ii) Service Agreement between Fred Alger Management, Inc. and
                  Columbus Life Insurance Company (2)

            (iii) Amendment No. 1 to Participation Agreement by and among The
                  Alger American Fund, Columbus Life Insurance Company on its own behalf and on behalf of its Separate Account 1 and Fred Alger & Company (6)

          (3) (i) Participation Agreement among MFS Variable Insurance Trust, Columbus Life Insurance Company and Massachusetts Financial Services Company (2)

             (ii) Amended and Restated Participation Agreement among MFS
                  Variable Insurance Trust, Columbus Life Insurance Company and Massachusetts Financial Services Company. (4)

            (iii) Administrative Services Agreement between Massachusetts
                  Financial Services Company, Western-Southern Life Assurance Company, and Columbus Life Insurance Company. (4)

          (4) (i) Participation Agreement among Columbus Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC (2)

             (ii) Services Agreement between Pacific Investment Management
                  Company and Columbus Life Insurance Company (2)

            (iii) Amendment No. 1 to Participation Agreement among Columbus
                  Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC (6)

             (iv) Amendment to Participation Agreement among Columbus Life
                  Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC (7)

          (5) (i) Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (2)

             (ii) Amended Exhibits A and B to Fund Participation Agreement
                  between Columbus Life Insurance Company and Touchstone Variable Series Trust (6)

            (iii) Amendment to Fund Participation Agreement between Columbus
                  Life Insurance Company and Touchstone Variable Series Trust(6)

             (v) Amended Exhibit A to the Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (to be filed)

          (6) (i) Fund Participation Agreement by and between Deutsche Asset Management VIT Funds, Bankers Trust Company and Columbus Life Insurance Company. (4)

             (ii) Amendment No. 1 to the Fund Participation Agreement by and
                  between Deutsche Asset Management VIT Funds, Bankers Trust Company and Columbus Life Insurance Company. (4)

            (iii) Administrative Services letter between Bankers Trust
                  Company and Columbus Life Insurance Company. (4)

             (iv) Amendment No. 1 to the Administrative Services letter between Bankers Trust Company and Columbus Life Insurance Company. (4)

             (v) Amendment No. 2 to Fund Participation Agreement by and between Deutsche Asset Management VIT Funds, Bankers Trust Company and Columbus Life Insurance Company (6)

             (vi) Amendment No. 2 to Administrative Services letter between
                  Bankers Trust Company and Columbus Life Insurance Company (6)

          (7) (i) Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and Columbus Life Insurance Company. (4)

             (ii) Service Contract between Fidelity Distributors Corporation and Columbus Life Insurance Company. (4)

            (iii) Service Agreement between Fidelity Investments
                  Institutional Operations Company, Inc. and Columbus Life Insurance Company. (4)

             (iv) Sub-license agreement by and between Fidelity Distributors
                  Corporation and Columbus Life Insurance Company. (4)

          (8) Form of Participation Agreement Putnam Variable Trust, Putnam Retail Management, Inc., and Columbus Life Insurance Company (to be filed)

             (i)  Not applicable.

             (j)  Not applicable.

             (k)  Opinion and consent of Counsel (7)

             (l)  Not applicable.

             (m)  Not applicable.

             (n)  (1) Consent of Ernst & Young LLP (to be filed)

                  (2) Powers of Attorney (7)

             (o)  Not applicable.

             (p) Written assurances from Depositor that initial capital purchases were made for investment purposes and not with the intention of redeeming or reselling (to be filed)

             (q) Description of Issuance, Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies for Columbus Life Flexible Premium Variable Universal Life Insurance Policies Offered by Columbus Life Insurance Company Separate Account 1 of Columbus Life Insurance Company (7)


-------------------------------------------------------------------------------

(1) Incorporated by reference to Exhibit 1.(1) to the Registration Statement on Form S-6, File No. 333-78489 filed May 14, 1999.
(2) Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-78489, previously filed on August 19, 1999.
(3) Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-78489, filed on May 1, 2000.
(4) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Columbus Life Insurance Company Separate Account 1 on Form S-6, File No. 333-47940, filed on February 7, 2001.
(5) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement of Columbus Life Insurance Company Separate Account 1 on Form S-6, File No. 333-73390, filed January 28, 2002.
(6) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 333-78489, filed April 26, 2001.
(7) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 78489, filed April 26, 2002.

ITEM 28. -- DIRECTORS AND OFFICERS OF THE DEPOSITOR

Directors of Columbus Life

Columbus Life is managed by its Board of Directors, 3 of whom are also officers of Columbus Life or WSLIC. Each Director's principal business address is 400 East Fourth Street, Cincinnati, Ohio 45202, unless otherwise noted. The following persons serve as directors of Columbus Life:

  Name                            Principal Occupation (Past 5 years)
  ----                            -----------------------------------

  William J. Williams             Former Chairman of the Board of Columbus Life
                                  (1989-2002); Former Chairman of the Board of
                                  WSLIC and Western-Southern Life Assurance
                                  Company (WSLAC) 1989-2002.

  John F. Barrett                 Chairman of the Board of Columbus Life since
                                  2002; Vice-Chairman of the Board of Columbus
                                  Life 1987-2002; Chief Executive Officer of
                                  WSLIC and WSLAC since 1994; President of WSLIC and WSLAC since 1989.

  Lawrence L. Grypp               President and Chief Executive Officer of
                                  Columbus Life since 1999; President and
                                  Chief Executive Officer of Summit Financial
                                  Resources, Inc. 1998-1999.

  James N. Clark                  Executive Vice President and Secretary of
                                  WSLIC and WSLAC since 1997.

  Paul H. Amato                   Former President and Chief Executive Officer
                                  of Columbus Life. 6216 Whileaway Drive,
                                  Loveland, Ohio 45140.

Officers of Columbus Life (other than directors)

The senior officers of Columbus Life, other than the directors named above, and the officers responsible for the variable life operations are described below. Each officer's principal business address is 400 East Fourth Street, Cincinnati, Ohio 45202, unless otherwise noted.

Name                  Principal Occupation (Past 5 years)

Clint D. Gibler       Senior Vice President and Chief Information Officer of
                      Columbus Life, WSLIC and WSLAC since 2000; Vice President of Technology of Columbus Life, WSLIC and WSLAC 1996-2000.

Noreen J. Hayes       Senior Vice President since 2002.

Edward S. Heenan      Senior Vice President of Columbus Life, WSLIC and WSLAC
                      since 2002; Vice President of Columbus Life, WSLIC and
                      WSLAC 1987-2002; Comptroller of Columbus Life, WSLIC and
                      WSLAC 1987-2001.

Nora E. Moushey       Senior Vice President and Chief Actuary of Columbus Life,
                      WSLIC and WSLAC since 1998.

James M. Teeters      Senior Vice President, Administration of Columbus Life
                      since 1991; Senior Vice President, Administration of WSLIC and WSLAC since 1998.

Robert L. Walker      Senior Vice President and Chief Financial Officer of
                      Columbus Life, WSLIC and WSLAC since 1998; Chief Financial
                      Officer of National Data Corporation 1997-1998.

Mark A. Wilkerson     Senior Vice President and Chief Marketing Officer of
                      Columbus Life since 1990.

Donald J. Wuebbling   Senior Vice President and Secretary of Columbus Life since
                      2002; Vice President and Secretary of Columbus Life
                      1987-2002; Senior Vice President and General Counsel of
                      WSLIC and WSLAC since 1999; Vice President and General
                      Counsel of WSLIC and WSLAC 1988-1999.

Thomas D. Holdridge   Vice President of Columbus Life since 1980; Vice President of WSLIC and WSLAC since 2001.

Bradley J. Hunkler    Vice President and Comptroller of Columbus Life, WSLIC and
                      WSLAC since 2001.

William F. Ledwin     Vice President of Chief Investment Officer of Columbus
                      Life since 1987; Senior Vice President and Chief
                      Investment Officer of WSLIC and WSLAC since 1989;
                      President of Fort Washington Investment Advisors, Inc.
                      since 1990.

Mario J. San Marco    Vice President of Columbus Life since 1992; Vice President of WSLIC and WSLAC since 1988.

Donna N. Schenk       Vice President of Columbus Life since 2000; Assistant Vice
                      President, Agency Administration of Columbus Life
                      1997 - 2000.

James J. Vance        Vice President and Treasurer of Columbus Life, WSLIC and
                      WSLAC since 1999; Treasurer of Columbus Life, WSLIC and
                      WSLAC 1997-1999.

Charles W. Wood, Jr.  Vice President of Sales and Marketing of Columbus Life
                      since 1999; Vice President of Marketing Support of Columbus Life 1998-1999.

ITEM 29. -- PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Western-Southern Mutual Holding Company ("Holding Co."); Ohio corporation

Western-Southern Financial Group, Inc. ("Financial Group"); Ohio corporation; 100% owned by Holding Co.

The Western and Southern Life Insurance Company ("WSLIC"); Ohio corporation; 100% owned by Financial Group

Western-Southern Life Assurance Company ("WSLAC"); Ohio corporation; 100% owned by WSLIC

Courtyard Nursing Care, Inc.; Ohio corporation; 100% owned by WSLAC; ownership and operation of real estate.

IFS Financial Services, Inc. ("IFS"); Ohio corporation; 100% owned by WSLAC; development and marketing of financial products for distribution through financial institutions.

IFS Systems, Inc.; Delaware corporation; 100% owned by IFS; development, marketing and support of software systems.


IFS Insurance Agency, Inc.; Ohio corporation; 99% owned by IFS, 1% owned by William F. Ledwin; general insurance agency.

Touchstone Securities, Inc.; Nebraska corporation; 100% owned by WSLAC; securities broker-dealer.

Touchstone Advisors, Inc.; Ohio corporation; 100% owned by IFS; registered investment adviser.

IFS Agency Services, Inc.; Pennsylvania corporation; 100% owned by IFS; general insurance agency.

IFS Agency, Inc.; Texas corporation; 100% owned by an individual; general insurance agency.

IFS General Agency, Inc.; Pennsylvania corporation; 100% owned by William F. Ledwin; general insurance agency.

Fort Washington Brokerage Services, Inc.; Ohio corporation; 100% owned by WSLAC; securities broker-dealer.

IFS Holdings, Inc. ("IFS Holdings"); Ohio corporation; 100% owned by IFS; holding company.

Integrated Fund Services, Inc.; Ohio corporation; 100% owned by IFS Holdings; registered transfer agent.

IFS Fund Distributors, Inc.; Ohio corporation; 100% owned by IFS Holdings; securities broker-dealer.

Seasons Congregate Living LLC; Ohio corporation; 100% owned by WSLIC; ownership and operation of real estate.

WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book-selling and publishing.

Fort Washington Investment Advisors, Inc.; Ohio corporation; 100% owned by WSLIC; registered investment adviser.

Todd Investment Advisors, Inc.; Kentucky corporation; 100% owned by Fort Washington Investment Advisors, Inc.; registered investment adviser.

Columbus Life Insurance Company; Ohio corporation; 100% owned by WSLIC;
insurance.

Colmain Properties, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; acquiring, owning, managing, leasing, selling real estate.

CAI Holding Company, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; holding company.

Capital Analysts Incorporated; Delaware corporation; 100% owned by CAI Holding Company; securities broker-dealer and registered investment advisor.

Capital Analysts Agency, Inc.; Ohio corporation; 99% owned by Capital Analysts Incorporated, 1% owned by William F. Ledwin; general insurance agency.

Capital Analysts Agency, Inc.; Texas corporation; 100% owned by an individual who is a resident of Texas, but under contractual association with Capital Analysts Incorporated; general insurance agency.

Capital Analysts Insurance Agency, Inc.; Massachusetts corporation; 100% owned by Capital Analysts Incorporated; general insurance agency.

Eagle Realty Group, Inc.; Ohio corporation; 100% owned by WSLIC; ownership, development and management of real estate.

ServerVault Corp.; Delaware corporation; 50% owned by WSLIC; technology services company

WestTax, Inc.; Ohio corporation, 100% owned by WSLIC; preparation and electronic filing of tax returns.

Florida Outlet Marts, Inc.; Florida corporation; 100% owned by WSLIC; ownership and operation of real estate.

AM Concepts Inc.; Delaware corporation, 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial products.

Western-Southern Agency, Inc.; Ohio corporation; 99% owned by WSLIC; 1% owned by William F. Ledwin; general insurance agency.

Western-Southern Agency Services, Inc.; Pennsylvania corporation; 100% owned by WSLIC; general insurance agency.

W-S Agency of Texas, Inc.; Texas corporation; 100% owned by an individual; general insurance agency.

Race Street Development, LTD; Ohio limited liability company; 100% owned by WSLIC; a real estate development company.

Integrity Life Insurance Company; Ohio corporation; 100% owned by WSLIC.

National Integrity Life Insurance Company; New York corporation; 100% owned by Integrity Life Insurance Company.

ITEM 30. The Code of Regulations of Columbus Life Insurance Company provides in
Article VI that:

                                   ARTICLE VI
                          Indemnification and Insurance

         Section 1. Indemnification. To the fullest extent not prohibited by applicable law, the corporation shall indemnify each director, officer and employee against any and all costs and expenses (including attorney fees, judgments, fines, penalties, amounts paid in settlement, and other disbursements) actually and reasonably incurred by or imposed upon such director, officer or employee in connection with any action, suit, investigation or proceeding (or any claim or other matter therein), whether civil, criminal, administrative or otherwise in nature, including any settlements thereof or any appeals therein, with respect to which such director, officer or employee is named or otherwise becomes or is threatened to be made a party by reason of being or at any time having been a director, officer or employee of the corporation, or, at the direction or request of the corporation, a director, trustee, officer, administrator, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture or other entity or enterprise including any employee benefit plan; provided, however, that no person shall be indemnified to the extent, if any, that the directors, acting at a meeting at which a quorum of directors who are not parties to or threatened with any such action, suit, investigation or proceeding, determine that such indemnification is contrary to applicable law.

         Any director who is a party to or threatened with any such action, suit, investigation or proceeding shall not be qualified to vote; and if for this reason a quorum of directors, who are not disqualified from voting by reason of being parties to or threatened with such action, suit, investigation or proceeding, cannot be obtained, such determination shall be made by three attorneys at law, who have not theretofore represented the corporation in any matter and who shall be selected by all of the officers and directors of the corporation who are not parties to or threatened with any such action, suit, investigation or proceeding. If there are no officers or directors who are qualified to make such selection, the selection shall be made by a Judge of the Court of Common Pleas of Hamilton County, Ohio. Such indemnification shall not be deemed exclusive of any other right to which such director, officer or employee may be entitled under the Articles of Incorporation, this Code of Regulations, any agreement, any insurance purchased by the corporation, vote of shareholders or otherwise.

         Section 2. Insurance. The Board of Directors of the corporation may secure and maintain such policies of insurance as it may consider appropriate to insure any person who is serving or has served as a director, officer or employee of the corporation, or who is serving or has served at the request of the corporation as a director, trustee, officer, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture, or other entity or enterprise including any employee benefit plan against any liability asserted against and incurred by such person.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. -- PRINCIPAL UNDERWRITERS


(a) Touchstone Securities, Inc. ("Touchstone") acts as distributor for Contracts issued under Western-Southern Life Assurance Company Separate Accounts 1 and 2, Columbus Life Insurance Company Separate Account 1, Integrity Life Separate Accounts I, II, VUL and Ten, National Integrity Separate Accounts I, II, and VUL, and as distributor for the shares of several series (Funds) of Touchstone Variable Series Trust , Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, and The Legends Fund, Inc. each of which is affiliated with the Depositor.

(b) Set forth below are the names, principal business addresses and positions of each director and officer of Touchstone Securities.

Name                                             Position/Office with Touchstone
                                                 Securities


James N. Clark                                   Director
400 Broadway
Cincinnati, Ohio 45202

Jill T. McGruder                                 Director, President and
221 East Fourth Street, Suite 300                Chief Executive Officer
Cincinnati, Ohio 45202

Edward S. Heenan                                 Director and Controller
400 Broadway
Cincinnati, Ohio 45202

William F. Ledwin                                Director
400 Broadway
Cincinnati, Ohio 45202

Donald J. Wuebbling                              Director
400 Broadway
Cincinnati, Ohio 45202

Richard K. Taulbee                               Vice President
400 Broadway
Cincinnati, Ohio 45202

James J. Vance                                   Vice President and
Treasurer
400 Broadway
Cincinnati, Ohio  45202

Terrie A. Wiedenheft                             Chief Financial Officer
221 East Fourth Street, Suite 300
Cincinnati, Ohio  45202

Don W. Cummings                                  Vice President
515 West Market Street, 8th Floor
Louisville, KY  40202

Robert F. Morand                                 Secretary
400 Broadway

Cincinnati, Ohio 45202

Patricia J. Wilson                               Chief Compliance Officer
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202

Elaine M. Reuss                                  Assistant Treasurer
400 Broadway
Cincinnati, Ohio  45202

Joseph Vap                                       Assistant Treasurer
515 West Market Street, 8th Floor
Louisville, KY  40202

Mark Murphy                                      Assistant Vice President
515 West Market Street, 8th Floor
Louisville, KY  40202

David L. Anders                                  Assistant Vice President

Laurel S. Durham                                 Assistant Vice President

Lisa C. Heffly                                   Assistant Vice President

Patricia L. Tackett                              Assistant Vice President

(c) The following table sets forth information about all commissions and compensation received by the principal underwriter, Touchstone Securities, Inc. during the 12-month period ended December 31, 2002.




Net Underwriting Discounts  Compensation on  Brokerage Commissions  Compensation
and Commissions             Redemptions

$ 0                          $ -0-           $ -0-                   $ -0-



ITEM 32. -- LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Company at 400 East Fourth Street, Cincinnati, Ohio 45202.

ITEM 33. -- MANAGEMENT SERVICES

Not Applicable.




ITEM 34. -- FEE REPRESENTATION

Pursuant to Section 26(e) of the Investment Company Act of 1940, as amended, Columbus Life Insurance Company represents that, with respect to the Policies registered with the Securities and Exchange Commission by this Registration Statement, as it may be amended, and offered by the Prospectus included in the Registration Statement, all fees and charges imposed for any purpose and in any manner and deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Columbus Life Insurance Company.

                                   SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Columbus Life Insurance Company Separate Account 1, has duly caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Cincinnati and State of Ohio, on the 21st day of February, 2003.

                                         COLUMBUS LIFE INSURANCE COMPANY
                                         SEPARATE ACCOUNT 1

                                         By: COLUMBUS LIFE INSURANCE COMPANY


                                         By: /s/ Lawrence L. Grypp

                                         ---------------------
                                         Lawrence L. Grypp
                                         President and Chief Executive Officer

                                         COLUMBUS LIFE INSURANCE COMPANY


                                         By: /s/ Lawrence L. Grypp

                                         ---------------------
                                         Lawrence L. Grypp
                                         President and Chief Executive Officer

            Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

PRINCIPAL EXECUTIVE OFFICER:

/s/ Lawrence L. Grypp                       February 21, 2003
Lawrence L. Grypp
President and
Chief Executive Officer

PRINCIPAL ACCOUNTING AND FINANCIAL OFFICER:

/s/ Robert L. Walker                        February 21, 2003
Robert L. Walker
Senior Vice President and
Chief Financial Officer

DIRECTORS:

William J. Williams*
John F. Barrett*                            By:         /s/ Lawrence L. Grypp
Paul H. Amato*                                          ---------------------
James N. Clark*                                         Lawrence L. Grypp
Lawrence L. Grypp                                       individually and
                                                        as attorney in fact*
                                                        for each other Director

                                                        February 21, 2003

EXHIBIT INDEX

EXHIBIT NO.     DESCRIPTION
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